FEBRUARY 29, 2000 (UNAUDITED)


SELECT TAX FREE
INCOME FUND

SELECT INTERMEDIATE
TAX FREE INCOME FUND

SELECT NEW YORK
INTERMEDIATE TAX
FREE INCOME FUND

SELECT NEW JERSEY
TAX FREE INCOME
FUND


Chase Vista
Select Tax Free Funds

SEMI-ANNUAL REPORT


[CHASE LOGO]

SASTF-3-400

--------------------------------------------------------------------------------
Contents
--------------------------------------------------------------------------------
Chairman's Letter                                                            1
--------------------------------------------------------------------------------
Chase Vista Select Tax Free Income Fund                                      2
  Fund Commentary
--------------------------------------------------------------------------------
Chase Vista Select Intermediate Tax Free
  Income Fund                                                                4
  Fund Commentary
--------------------------------------------------------------------------------
Chase Vista Select New York Intermediate
  Tax Free Income Fund                                                       6
  Fund Commentary
--------------------------------------------------------------------------------
Chase Vista Select New Jersey Tax
  Free Income Fund                                                           8
  Fund Commentary
--------------------------------------------------------------------------------
Portfolio of Investments                                                    10
--------------------------------------------------------------------------------
Financial Statements                                                        34
--------------------------------------------------------------------------------
Notes to Financial Statements                                               38
--------------------------------------------------------------------------------

Highlights

o The yield on the average AAA-rated 30-year municipal bond stood at 5.70% on September 1, 1999 and at 5.90% on February 29, 2000.

o Anticipation of Y2K issues had a significant impact on the municipal bond markets during the latter part of 1999, driving the prices of municipal bonds lower and yields higher.

o Yields subsequently fell, and prices rose, due to a 39.5% dropoff in new municipal bond issuance in the first two months of 2000.

--------------------------------------------------------------------------------
             NOT FDIC INSURED | May lose value / No bank guarantee
--------------------------------------------------------------------------------
       Chase Vista Funds are distributed by Vista Fund Distributors, Inc.

--------------------------------------------------------------------------------
CHASE VISTA SELECT TAX FREE FUNDS
--------------------------------------------------------------------------------

Chairman's Letter
                                                                  April 10, 2000

We are pleased to present this semi-annual report for Chase Vista Select Tax Free Funds, for the six-month period ended February 29, 2000. Inside, you will find information on the performance of each Fund along with a report from the portfolio management team.

U.S. Fixed Income Markets React to Strong Economy

Economic growth in the United States continued unabated during the reporting period, causing the Fed to continue its policy of raising short-term interest rates in an effort to take the potentially-inflationary steam out of the economy. Although inflation remained relatively tame, the Fed's policy helped create negative sentiment in fixed income markets in the latter part of 1999, and this was reflected in lower bond prices. While these concerns didn't change in the first two months of 2000, the technical underpinnings of the fixed income markets did, undergoing a serious transformation when the U.S. Treasury announced that it would accelerate its program of repurchasing longer-dated Treasuries. The resulting impression of future scarcity caused a sharp rally in the long-term Treasury market, driving yields on the 30-year bond--which had been approaching 7%--down towards 6%.

Supply and Y2K Issues Drive Municipals Market

Beyond the fundamental issues posed by the strong economy, inflationary fears and the Treasury's buyback program, municipal bond prices were driven by a variety of factors exclusive to the tax-free market. These included a rapidly-changing supply picture under which there was a bulge of new issues at the end of October and very little new supply through the end of 1999 and into 2000. In fact, January/February new issuance was down 39.5% from the same period in 1999, and as a result the available supply became more expensive.

Two additional factors created a rather illiquid market environment in late 1999. The first was concern about Y2K, which left dealers unwilling to carry municipal bonds over the year-end period. Also, a significant number of individuals decided to offset capital gains in the stock market by selling municipals. As stated above, however, this situation changed dramatically in early 2000 as low supply and a hunger for longer-dated securities took hold in the market.

On behalf of the management team, and everyone at Chase Vista Select Funds, I thank you for your continued investment with us. We look forward to serving your needs for many years to come.

Sincerely yours,

/s/ Fergus Reid
---------------
Fergus Reid
Chairman

--------------------------------------------------------------------------------
CHASE VISTA SELECT TAX FREE INCOME FUND
As of February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

How the Fund Performed

Chase Vista Select Tax Free Income Fund, which seeks to provide tax-exempt income through a portfolio of higher-quality municipal bonds of varying maturities, had a total return of -0.23% for the six month period ended February 29, 2000. This compares to a return of -1.30% for the Lipper General Municipal Debt Funds Average and -0.02% for the unmanaged Lehman Municipal Bond Index.

How the Fund Was Managed

The Fund was able to outperform its peer group thanks to a strategy of active management and a disciplined approach during periods of market volatility. Early in the period, the management team allowed the Fund's duration to shorten relative to its peer group, and this proved positive for performance in a rising interest rate environment. After having taken advantage of heavy supply in New York in the fall, the Fund maintained its overweight position throughout 1999 and also emphasized California issues. With an eye towards the inevitable period when interest rates begin to decline, the management team also pursued the opportunity to move into non-callable bonds when they became relatively cheap.

As supply began to shrink dramatically in early 2000, the Fund continued to outperform as the better structured, non-callable bonds benefited from an influx of corporate purchasers looking for longer-dated maturities in the wake of the Treasury's buyback program. With the low supply causing the yield difference between higher and lower-quality municipal securities to compress--meaning that investors were being paid very little in terms of extra yield for taking on higher credit risk--the management team maintained its discipline, focusing on the value in securities with maturities in 2004-2006 and avoiding joining the rush to purchase lower-quality securities. Some of the gains from the spread compression and New York/California overweights, however, were offset by a slightly-short duration compared to the peer group in a rallying market.

Where the Fund May Be Headed

Moving forward, the management team intends to continue to take advantage of the compression in quality spreads by selling lower-quality securities into the strong retail market. With the proceeds, it has begun to increase exposure to higher quality securities. The management team does not foresee any noticeable decline in municipal prices in the near future, but given the presence of non-traditional buyers and the strong retail preference for liquidity, the focus will be on simple securities from well-known issuers as opposed to more complex structures.

--------------------------------------------------------------------------------
CHASE VISTA SELECT TAX FREE INCOME FUND
As of February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

Average Annual Total Returns

          1 Year     5 Years       10 Years
---------------------------------------------
          -3.14%      5.23%         6.51%
---------------------------------------------

[Line Chart Plot Points]

10 Year Performance


       Chase Vista       Lehman      Lipper General
     Select Tax Free    Muni Bond       Muni Debt
       Income Fund       Index         Funds Avg.
2/90      10000          10000           10000
2/91      10933          10921           10811
2/92      11981          12013           11910
2/93      13592          13668           13609
2/94      14335          14424           14328
2/95      14563          14696           14412
2/96      16057          16320           15833
2/97      16719          17219           16544
7/98      18281          18796           18043
2/99      19398          19952           18921
2/00      18788          19534           18048

[End Line Chart Plot Points]

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Returns include performance of a predecessor account for the period dating back to 2/28/90, prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce performance.

The graph illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the unmanaged average and indices does not include sales charges, but includes reinvestment of all distributions. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lipper Average consists of funds that invest in municipal bonds. Investors cannot invest directly in an index. Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

--------------------------------------------------------------------------------
CHASE VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
As of February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

How the Fund Performed

Chase Vista Select Intermediate Tax Free Income Fund, which seeks to provide monthly dividends that are excluded from federal income tax through a portfolio of higher-quality, intermediate-term municipal bonds, had a total return of 0.42% for the six month period ended February 29, 2000. This compares to a return of -0.05% for the Lipper Intermediate Municipal Debt Funds Average, and -0.02% for the unmanaged Lehman Municipal Bond Index.

How the Fund Was Managed

The Fund was able to outperform its peer group thanks to a strategy of active management and a disciplined approach during periods of market volatility. After maintaining a duration shorter than its benchmark for most of the second half of 1999, the management team took advantage of rising rates in December to lock in higher yields and effectively extend duration closer to its benchmark. This was achieved by selling securities with one-to-two year maturities and purchasing those in the six-to-seven year range.

As supply began to shrink dramatically in early 2000, the Fund's shorter-than-average duration began to hurt as it was underweight in bonds in the 10-15 year part of the curve that was so attractive to non-traditional insurance company buyers. With the low supply causing the yield difference between higher- and lower-quality municipal securities to compress--meaning that investors were being paid very little in terms of extra yield for taking on higher credit risk--the management team maintained its discipline, focusing on the value in securities with maturities in 2004-2006 and avoiding joining the rush to purchase lower-quality securities.

As the supply drought began to take hold of the market, the management team did begin to sell small pieces into the retail market, taking advantage of a strong retail bid. Specifically targeted for sales were high yield issues which had benefited from the sharp compression in credit quality spreads.

Where the Fund May Be Headed

Moving forward, the management team intends to continue to take advantage of the compression in quality spreads by selling lower-quality securities into the strong retail market. With the proceeds, it has begun to increase exposure to higher quality securities. The management team does not foresee any noticeable decline in municipal prices in the near future, but given the presence of non-traditional buyers and the strong retail preference for liquidity, the focus will be on simple securities from well-known issuers as opposed to more exotic structures.

--------------------------------------------------------------------------------
CHASE VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
As of February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

Average Annual Total Returns

          1 Year      5 Years      10 Years
-----------------------------------------------
          -1.10%       5.36%         6.64%
-----------------------------------------------

10-Year Performance

[Line Chart Plot Points]



      Chase Vista
         Select                                      Lipper
      Intermediate      Lehman         Lehman     Intermediate
        Tax Free     10 Year Muni    Muni Bond     Muni Debt
      Income Fund     Bond Index       Index       Funds Avg.
2/90     10000          10000          10000         10000
2/91     10953          10955          10921         10826
2/92     11964          11987          12012         11766
2/93     13690          13752          13668         13198
2/94     14346          14484          14424         13816
2/95     14652          14779          14696         14039
2/96     16141          16511          16320         15303
2/97     16744          17288          17219         15933
7/98     18091          18949          18796         17060
2/99     19230          20073          19952         17923
2/00     19026          19775          19534         17578

[End Line Chart Plot Points]

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Returns include performance of a predecessor account for the period dating back to 2/28/90, prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce performance.

The graph illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the unmanaged average and indices does not include sales charges, but includes reinvestment of all distributions. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lehman 10-Year Municipal Bond Index replicates the intermediate-term, investment grade tax-exempt bond market. The Lipper Average consists of funds that invest in intermediate tax-exempt municipal bonds. Investors cannot invest directly in an index. Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

--------------------------------------------------------------------------------
CHASE VISTA SELECT NEW YORK INTERMEDIATE TAX FREE INCOME FUND
As of February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

How the Fund Performed

Chase Vista Select New York Intermediate Tax Free Income Fund, which seeks to provide triple tax-exempt income through a portfolio of higher-quality, longer-term municipal bonds, had a total return of 0.58% for the six month period ended February 29, 2000. This compares to a return of -0.06% for the Lipper New York Intermediate Municipal Debt Funds Average, -0.02% for the unmanaged Lehman Municipal Bond Index.

How the Fund Was Managed

The Fund was able to outperform its peer group thanks to a strategy of active management and a disciplined approach during periods of market volatility. The management team allowed the Fund's duration--and therefore its interest rate sensitivity--to shorten relative to its peer group in the final months of 1999 by actively swapping, and this proved to have a positive impact on performance in the rising-rate environment. Further, the Fund added to its high yield positions as quality spreads widened in late 1999, bringing its position up from underweight, and also raised cash to take advantage of values early in 2000.

By the beginning of 2000, the Fund had already begun lengthening duration as the management team took advantage of market illiquidity in advance of Y2K to purchase securities in the 10-15 year range. Bonds in this portion of the yield curve became the focus of attention for non-traditional insurance buyers in early 2000, thereby supporting the strong performance.

As the supply drought began to take hold of the market, the management team began to sell small pieces into the retail market, taking advantage of a strong retail bid. Specifically targeted for sales were high yield issues which had benefited from the sharp compression in credit quality spreads.

Where the Fund May Be Headed

Moving forward, the management team intends to continue to take advantage of the compression in quality spreads by selling lower-quality securities into the strong retail market. With the proceeds, it is focusing on the 2004-2006 portion of the yield curve that currently presents the best value profile. The management team does not foresee any noticeable decline in municipal prices in the near future, but given the presence of non-traditional buyers and the strong retail preference for liquidity, the focus will be on simple securities from well-known issuers as opposed to more complex structures.

--------------------------------------------------------------------------------
CHASE VISTA SELECT NEW YORK INTERMEDIATE TAX FREE INCOME FUND
As of February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

Average Annual Total Returns

          1 Year     5 Years       10 Years
---------------------------------------------
          -1.49%      5.37%         6.37%

10-Year Performance

[Line Chart Plot Points]


       Chase Vista                       Lipper
     Select New York                    New York
      Intermediate        Lehman      Intermediate
        Tax Free        Muni Bond      Muni Debt
      Income Fund         Index        Funds Avg.
2/90     10000            10000          10000
2/91     11004            10921          10807
2/92     11887            12013          11709
2/93     13640            13668          13100
2/94     14253            14424          13686
2/95     14293            14696          13874
2/96     15773            16320          15100
2/97     16415            17219          15713
7/98     17734            18796          16866
2/99     18845            19952          17730
2/00     18551            19534          17406

[End Line Chart Plot Points]

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Returns include performance of a predecessor account for the period dating back to 2/28/90, prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce performance.

The graph illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the unmanaged average and indices does not include sales charges, but includes reinvestment of all distributions. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lipper Average consists of funds that invest in New York intermediate tax-exempt municipal bonds. Investors cannot invest directly in an index. Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

--------------------------------------------------------------------------------
CHASE VISTA SELECT NEW JERSEY TAX FREE INCOME FUND
As of February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

How the Fund Performed

Chase Vista Select New Jersey Tax Free Income Fund, which seeks to provide monthly dividends excluded from gross income for federal tax purposes and exempt from New Jersey personal income tax, had a total return of -0.13% for the six month period ended February 29, 2000. This compares to a return of -1.70% for the Lipper New Jersey Municipal Debt Funds Average and -0.02% for the unmanaged Lehman Municipal Bond Index.

How the Fund Was Managed

The Fund was able to outperform its Lipper peer group thanks to a strategy of active management and a disciplined approach during periods of market volatility. The management team allowed the Fund's duration--and therefore its interest rate sensitivity--to shorten relative to its peer group in the final months of 1999 by actively swapping, and this proved to have a positive impact on performance in the rising-rate environment. Further, the Fund added to its high yield positions as quality spreads widened in late 1999, bringing its position up from underweight, and also raised cash to take advantage of values early in 2000.

With cash on hand, the management team was able to make purchases when the market was illiquid in late 1999, and this subsequently proved beneficial as the market rallied in the first two months of 2000. However, the Fund's shorter-than-peer group duration hindered performance in January and February, as did its curve positioning given that it was not heavily invested in the 10-15 year range that became the focus of attention for non-traditional insurance buyers in early 2000.

As the supply drought began to take hold of the market, the management team did begin to sell small pieces into the retail market, taking advantage of a strong retail bid. Specifically targeted for sales were high yield issues which had benefited from the sharp compression in credit quality spreads.

Where the Fund May Be Headed

Moving forward, the management team intends to continue to take advantage of the compression in quality spreads by selling lower-quality securities into the strong retail market. With the proceeds, it has begun to increase exposure to higher quality securities. The management team does not foresee any noticeable decline in municipal prices in the near future, but given the presence of non-traditional buyers and the strong retail preference for liquidity, the focus will be on simple securities from well-known issuers as opposed to more complex structures.

--------------------------------------------------------------------------------
CHASE VISTA SELECT NEW JERSEY TAX FREE INCOME FUND
As of February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

Average Annual Total Returns

                                      Since
                                   Inception
         1 Year      5 Years        (5/1/90)
----------------------------------------------
         -1.99%       4.57%           5.72%
----------------------------------------------

Life of Fund Performance

[Line Chart Plot Points]

       Chase Vista
         Select                     Lehman         Lipper
       New Jersey      Lehman       7 Year       New Jersey
        Tax Free      Muni Bond    Muni Bond     Muni Debt
      Income Fund       Index       Index        Funds Avg.
5/90     10000          10000       10000          10000
2/91     10781          10763       10816          10773
2/92     11575          11838       11801          11838
2/93     12892          13469       13298          13510
2/94     13433          14214       13887          14205
2/95     13746          14482       14226          14250
2/96     14983          16083       15686          15611
2/97     15416          16969       16462          16305
7/98     16572          18523       17717          17677
2/99     17539          19662       18772          18592
2/00     17191          19250       18613          17735

[End Line Chart Plot Points]

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Returns include performance of a predecessor account for the period dating back to 5/1/90, prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce performance.

The graph illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the unmanaged average and indices does not include sales charges, but includes reinvestment of all distributions. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lehman 7-Year Municipal Bond Index replicates the intermediate-term, investment grade tax-exempt bond market. The Lipper Average consists of funds that invest in New Jersey tax-exempt municipal bonds. Investors cannot invest directly in an index. Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

--------------------------------------------------------------------------------
CHASE VISTA SELECT TAX FREE INCOME FUND
Portfolio of Investments
--------------------------------------------------------------------------------

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount     Issuer                                                        Value
-------------------------------------------------------------------------------------
  Long-Term Municipal Securities -- 95.5%
-------------------------------------------------------------------------------------
           Alabama -- 0.5%
$ 4,000    Jefferson County, Alabama, Sewer, Ser. D, Warrants,
           Rev., +, 5.75%, 02/01/22                                    $  3,888

           Arizona -- 0.9%
  5,300    Pima County, Arizona, Unified School District No. 1,
           Tucson, GO, +, 7.50%, 07/01/10                                 6,211

           California -- 9.0%
           California State,
  2,000     GO, +, 6.50%, 11/01/09                                        2,221
  1,000     Ser. B, GO, 10.00%, 08/01/02                                  1,125
  1,000     Veterans Bonds, Ser. AM, GO, 9.00%, 10/01/05                  1,206
 10,000    California State, Department Water Resource Center,
           Valley Project, Water Systems, Ser. U, Rev., 5.00%,
           12/01/29                                                       8,510
 21,000    California Statewide Communities Development
           Authority, Sherman Oaks Project, Ser. A, Rev., +, 5.00%,
           08/01/22                                                      18,358
  7,000    Corona, California, Public Financing Authority, Water
           Utility Improvements, Rev., +, 4.75%, 09/01/28                 5,716
  4,000    Los Angeles, California, Harbor Department, Rev., ~,
           7.60%, 10/01/18                                                4,798
           Metropolitan Water District of Southern California,
  1,235     Ser. A, GO, 5.25%, 03/01/14                                   1,216
 10,000     Ser. A, Rev., 5.00%, 07/01/26                                 8,613
  3,000    Modesto, California, Irrigation District Financing
           Authority, Ser. A, Rev., +, 6.00%, 10/01/15                    3,102
  9,930    Pomona, California, Unified School District, Ser. A, GO,
           +, 6.15%, 08/01/15                                            10,559
                                                                       ----------
                                                                         65,424
           Colorado -- 3.5%
  1,190    Adams County, Colorado, School District No. 12, GO, +,
           6.20%, 12/15/10                                                1,234
           Colorado Water Resources & Power Development
           Authority, Drinking Water,
  1,145     Ser. A, Rev., 5.25%, 09/01/11                                 1,140
  1,560     Ser. A, Rev., 5.25%, 09/01/13                                 1,526
  6,000    Garfield Pitkin & Eagle Counties, Colorado, School
           District No. Re 1 Roarge, GO, +, ~, 6.60%, 06/15/04            6,432
           Platte River Power Authority, Colorado,
  3,050     Ser. DD, Rev., +, 6.00%, 06/01/05                             3,188
  4,400     Ser. DD, Rev., +, 6.00%, 06/01/06                             4,609
  1,620     Ser. DD, Rev., +, 6.00%, 06/01/07                             1,702
  6,050    Westminster, Colorado, Special Purpose, Sales & Use Tax,
           Post Project, Ser. B, Rev., +, 5.13%, 12/01/16                 5,592
                                                                       ----------
                                                                         25,423
           Connecticut -- 0.6%
  4,455    Connecticut State Housing Finance Authority, Housing
           Mortgage Finance Program, Ser. C1, Rev., 6.60%,
           11/15/23                                                       4,598

                       See notes to financial statements.

CHASE VISTA SELECT TAX FREE INCOME FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount     Issuer                                                        Value
-------------------------------------------------------------------------------------
  Long-Term Municipal Securities -- Continued
-------------------------------------------------------------------------------------
           Delaware -- 0.8%
$ 5,000    Delaware State, Economic Development Authority,
           Osteopathic Hospital Association of Delaware, Ser. A,
           Rev., ~, 6.90%, 01/01/18                                     $  5,546
     20    Sussex County, Delaware, Single Family Mortgage,
           Residential, Rev., +, 9.38%, 02/01/17                              20
                                                                        ----------
                                                                           5,566
           Florida -- 6.0%
  3,985    Broward County, Florida, Resource Recovery, SES
           Broward Co. LP South Project, Rev., 7.95%, 12/01/08             4,113
  2,200    Dade County, Florida, Special Obligation, Miami Beach
           Convention Center Project, Special Tax, +, ~, 8.63%,
           12/01/07                                                        2,582
  5,000    Daytona Beach, Florida, Water & Sewer, Ser. 1978, Rev.,
           ~, 6.75%, 11/15/07                                              5,299
  5,000    Florida State, Board of Education, Lottery, Ser. C, Rev., +,
           4.50%, 07/01/18                                                 4,100
  3,000    Florida State, Division of Bond Finance Dept., General
           Services, Department of Environmental Protection,
           Preservation 2000, Ser. A, Rev., +, 5.38%, 07/01/11             3,010
  3,670    Greater Orlando Aviation Authority, Orlando Florida
           Airport Facilities, Ser. A, Rev., +, 6.50%, 10/01/12            3,857
  3,205    Hillsborough County, Florida, Aviation Authority, Tampa
           International Airport, Ser. B, Rev., +, 6.00%, 10/01/18         3,292
  3,800    Lakeland, Florida, Electric & Water, First Lien, Ser. B,
           Rev., +, 6.05%, 10/01/14                                        4,001
           Orange County, Florida, Health Facilities Authority,
  3,130     Ser. A, Rev., +, ~, 6.25%, 10/01/12                            3,368
  1,295     Ser. A, Rev., +, 6.25%, 10/01/12                               1,388
  1,630     Ser. C, Rev., +, ~, 6.25%, 10/01/12                            1,754
    680     Ser. C, Rev., +, 6.25%, 10/01/12                                 729
  3,000    Orange County, Florida, Tourist Development, Ser. A,
           Rev., +, 6.50%, 10/01/10                                        3,172
  3,185    Reedy Creek Improvement District, Florida, Ser. A, GO, +,
           5.25%, 06/01/12                                                 3,148
                                                                        ----------
                                                                          43,813
           Georgia -- 6.8%
  5,000    Burke County, Georgia, Development Authority PCR,
           Oglethorpe Power Co., Rev., +, ~, 8.00%, 01/01/03               5,543
 10,000    Dalton, Georgia, Development Authority, Rev., +, 5.50%,
           08/15/26                                                        9,316
  7,650    De Kalb County, Georgia, Housing Authority, Apartment
           Development, Fox Hollow Apartments, Rev., ~, 7.00%,
           05/15/07                                                        8,435
  7,000    Georgia Municipal Electric Authority, Power, Ser. Z, Rev.,
           +, 5.50%, 01/01/20                                              6,738
     15    Georgia State Residential Finance Authority, Single
           Family Mortgage, Ser. A, Rev., 8.40%, 12/01/18                     15
           Metropolitan Atlanta Rapid Transit Authority, Georgia,
           Sales Tax,
  5,000     Second Indenture, Ser. A, Rev., +, ~, 6.90%, 07/01/04          5,459
 10,485     Ser. P, Rev., +, 6.25%, 07/01/20                              10,992
  3,110    Savannah, Georgia, Economic Development Authority,
           College of Art & Design Inc. Project, Rev., 6.60%,
           10/01/15                                                        3,061
                                                                        ----------
                                                                          49,559

                       See notes to financial statements.

CHASE VISTA SELECT TAX FREE INCOME FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount      Issuer                                                            Value
----------------------------------------------------------------------------------------
  Long-Term Municipal Securities -- Continued
----------------------------------------------------------------------------------------
            Hawaii -- 0.8%
$ 5,000     Honolulu, Hawaii, City & County, Ser. A, GO, 7.35%,
            07/01/08                                                         $  5,659

            Illinois -- 0.8%
  2,416     Illinois Health Facilities Authority,
            Ser. A, Rev., +, ~, 7.90%, 08/15/03                                 2,483
  3,250     Illinois Housing Development Authority, Multi-Family
            Housing, Ser. 1991-A, Rev., 8.25%, 07/01/16                         3,426
                                                                             ----------
                                                                                5,909
            Indiana -- 1.2%
  9,615     Indianapolis, Indiana, Airport Authority, Special Facilities,
            United Airlines Project, Ser. A, Rev., 6.50%, 11/15/31              8,964
            Kentucky -- 1.2%
  8,000     Louisville & Jefferson County, Kentucky, Metropolitan
            Sewer District, Sewer & Drain System, Ser. A, Rev., +, ~,
            6.50%, 11/15/04                                                     8,644

            Louisiana -- 1.3%
            Orleans Parish, Louisiana, School Board,
  2,000      Defeased, Rev., +, ~, 8.85%, 02/01/06                              2,374
  2,000      Defeased, Rev., +, ~, 8.90%, 02/01/07                              2,426
  4,000      GO, +, ~, 7.50%, 09/01/05                                          4,466
                                                                             ----------
                                                                                9,266
            Massachusetts -- 3.7%
  3,500     Chelsea, Massachusetts, School Project Loan Act 1948,
            GO, +, ~, 6.50%, 06/15/04                                           3,768
  2,750     Haverhill, Massachusetts, Unlimited Tax, Ser. A, GO, +, ~,
            7.00%, 06/15/02                                                     2,936
 10,000     Massachusetts State, Consolidated Loan, Ser. C, GO,
            5.25%, 08/01/17                                                     9,370
  9,000     Massachusetts State, Port Authority, Ser. B, Rev., +,
            5.50%, 07/01/13                                                     8,833
  2,015     South Essex, Massachusetts, Sewer District, Ser. B, GO, +,
            ~, 6.75%, 06/01/04                                                  2,188
                                                                             ----------
                                                                               27,095
            Montana -- 0.8%
            Montana State, Long-Range Building Program,
  2,320      Ser. B, GO, 4.50%, 08/01/15                                        1,990
  2,435      Ser. B, GO, 4.50%, 08/01/16                                        2,066
  2,555      Ser. B, GO, 4.50%, 08/01/17                                        2,146
                                                                             ----------
                                                                                6,202
            New Jersey -- 6.7%
  4,200     Freehold, New Jersey, Regional High School, GO, +,
            5.60%, 03/01/16                                                     4,164
  5,215     New Jersey Economic Development Authority,
            Educational Testing Service, Ser. B, Rev., +, ~, 6.25%,
            05/15/05                                                            5,576
            New Jersey Sports & Exposition Authority,
  1,500      Rev., ~, 8.30%, 01/01/03                                           1,634
    565      Ser. A, Rev., ~, 6.50%, 03/01/02                                     595
  2,905      Ser. A, Rev., 6.50%, 03/01/19                                      3,037
  5,000     New Jersey State, Highway Authority, Garden State
            Parkway, Rev., 6.20%, 01/01/10                                      5,345

                       See notes to financial statements.

CHASE VISTA SELECT TAX FREE INCOME FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount      Issuer                                                         Value
-----------------------------------------------------------------------------------
  Long-Term Municipal Securities -- Continued
-----------------------------------------------------------------------------------
            New Jersey -- Continued
$ 5,000     New Jersey State, Housing & Mortgage Finance Agency,
            Ser. U, Rev., +, 5.75%, 04/01/18                             $  4,874
 15,700     New Jersey State, Ser. D, GO, 8.00%, 02/15/07                  18,258
  5,000     New Jersey State, Transportation Trust Fund Authority,
            Transportation Systems, Ser. B, Rev., +, 6.50%, 06/15/10        5,467
                                                                         ----------
                                                                           48,950
            New York -- 25.7%
  4,000     Long Island Power Authority, New York, Electric
            Systems, Ser. A, Rev., +, 5.50%, 12/01/13                       3,996
            Metropolitan Transportation Authority, New York,
  3,450      Commuter Facilities, Ser. A, Rev., 6.00%, 07/01/16             3,497
  2,500      Dedicated Tax Fund, Ser. A, Rev., 4.75%, 04/01/28              2,020
  3,000     Nassau County, New York, IDA, Civic Facility, Hofstra
            University Project, Rev., +, ~, 6.75%, 08/01/01                 3,151
            New York City, New York,
  2,000      Ser. A, GO, 5.38%, 08/01/15                                    1,887
 12,000      Ser. A, GO, +, 6.25%, 08/01/08                                12,742
  4,000      Ser. B, GO, +, 6.50%, 08/15/10                                 4,305
 10,000      Ser. F, GO, +, 5.38%, 08/01/09                                10,069
  2,000      Ser. H, GO, 5.40%, 08/01/04                                    2,024
  8,250     New York City, New York, City Municipal Water Finance
            Authority, Water & Sewer Systems, Ser. A, Rev., +,
            5.50%, 06/15/23                                                 7,677
            New York City, New York, IDA,
  3,500      IDR, Brooklyn Navy Yard Cogen Partners Project, Rev.,
             6.20%, 10/01/22                                                3,342
  5,000      Special Facilities, British Airways PLC Project, Rev.,
             5.25%, 12/01/32                                                4,020
            New York State,
  3,000      Environmental Quality, GO, ~, 6.50%, 12/01/04                  3,239
  4,100      GO, ~, 6.30%, 09/15/02                                         4,323
  3,000      Ser. B, GO, 6.25%, 08/15/05                                    3,165
 20,000      Ser. F, GO, 5.25%, 09/15/10                                   19,809
            New York State, Dorm Authority,
  2,500      Mental Health Services Facilities, Ser. B, Rev., 5.00%,
             02/15/24                                                       2,074
  2,000      Pratt Institute, Rev., +, 6.00%, 07/01/28                      1,945
  4,500      University of Rochester, Ser. A, Rev., 6.40%, 07/01/13         4,718
  6,000     New York State, Energy Research & Development
            Authority, PCR, Niagara Mohawk Power Corp., Ser. A,
            Rev., +, 7.20%, 07/01/29                                        6,500
            New York State, Environmental Facilities Corp., PCR,
            State Water Revolving Fund,
  2,000      Ser. B, Rev., 7.10%, 09/15/11                                  2,070
  2,650      Ser. D, Rev., 6.85%, 11/15/11                                  2,875
            New York State, Housing Finance Agency,
    515      Health Facilities, Monroe County, Ser. A, Rev., 7.63%,
             05/01/05                                                         536
  4,000      State University Construction, Ser. A, Rev., ~, 7.90%,
             11/01/06                                                       4,428
            New York State, Local Government Assistance Corp.,
  2,340      Ser. A, Rev., ~, 7.00%, 04/01/02                               2,489
  5,500      Ser. C, Rev., ~, 7.00%, 04/01/01                               5,767
  3,000      Ser. D, Rev., ~, 7.00%, 04/01/02                               3,191

                       See notes to financial statements.

CHASE VISTA SELECT TAX FREE INCOME FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount      Issuer                                                           Value
---------------------------------------------------------------------------------------
  Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------
            New York -- Continued
            New York State, Medical Care Facilities Finance Agency,
$ 2,780      Hospital & Nursing Home, Ser. C, Rev., 6.25%, 08/15/12         $  2,850
  2,000      Special Obligation, Mental Health Services Facilities
             Improvement, Ser. A, Rev., ~, 8.30%, 05/01/04                     2,232
  5,500     New York State, Thruway Authority, Ser. C, Rev., +, ~,
            6.00%, 01/01/05                                                    5,808
            Port Authority of New York & New Jersey,
  6,270      Consolidated Bonds 78th Ser., Rev., 6.50%, 04/15/11               6,523
 16,000      Consolidated Bonds 93rd Ser., Rev., 6.13%, 06/01/94              16,397
  4,000      Consolidated Bonds 109th Ser., Rev., 5.38%, 01/15/32              3,597
 10,000      Consolidated Bonds 114th Ser., Rev., 4.75%, 08/01/33              7,941
            Triborough Bridge & Tunnel Authority, New York,
  9,000      Convention Center Project, Ser. E, Rev., 7.25%,
             01/01/10                                                          9,905
  7,000      General Purpose, Ser. B, Rev., 5.50%, 01/01/30                    6,408
                                                                            ----------
                                                                             187,520
            North Dakota -- 0.8%
  5,000     Mercer County, North Dakota, PCR, Antelope Valley
            Station, Rev., +, 7.20%, 06/30/13                                  5,724

            Ohio -- 2.4%
  7,000     Cleveland, Ohio, Public Power System, First Mortgage,
            Ser. A, Rev., +, ~, 7.00%, 11/15/04                                7,708
  2,000     Dublin, Ohio, Refunding & Public Improvement, Ser. A,
            GO, 5.25%, 12/01/14                                                1,934
  4,000     Ohio State, Higher Education Facilities, Ser. A, GO,
            5.25%, 02/01/12                                                    3,951
  4,850     Ohio State, Public Facilities Commission, Higher
            Education Capital Facilities, Ser. II-C, Rev., +, 4.38%,
            06/01/11                                                           4,279
                                                                            ----------
                                                                              17,872
            Oklahoma -- 1.8%
  8,500     Oklahoma State, Turnpike Authority, Second Ser., Ser. A,
            Rev., +, 5.25%, 01/01/13                                           8,351
  5,000     Tulsa, Oklahoma, Metropolitan Utility Authority, Rev., +,
            5.75%, 09/01/19                                                    4,869
                                                                            ----------
                                                                              13,220
            Oregon -- 3.8%
  5,780     Oregon State, Higher Education Building, Ser. A, GO,
            6.45%, 08/01/04                                                    6,169
            Portland, Oregon, Sewer Systems,
  2,300      Ser. A, Rev., +, 5.00%, 06/01/14                                  2,148
 11,565      Ser. A, Rev., +, 5.00%, 06/01/15                                 10,668
  4,000     Salem, Oregon, Hospital Facilities Authority, Salem
            Hospital, Rev., 5.25%, 08/15/14                                    3,746
  5,000     Washington County, Oregon, Sewer Agency, Senior Lien,
            Ser. A, Rev., +, 5.75%, 10/01/10                                   5,193
                                                                            ----------
                                                                              27,924
            Pennsylvania -- 3.4%
  1,000     Allegheny County, Pennsylvania, IDA, Health Care
            Facilities, Presbyterian Senior Care, Rev., 5.75%, 01/01/23          804
 12,000     Delaware Valley, Pennsylvania, Regional Finance
            Authority, Local Government, Ser. A, Rev., +, 5.50%,
            08/01/28                                                          11,176

                       See notes to financial statements.

CHASE VISTA SELECT TAX FREE INCOME FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount      Issuer                                                         Value
---------------------------------------------------------------------------------------
  Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------
            Pennsylvania -- Continued
$12,975     Pennsylvania State, Second Ser., GO, 4.50%, 10/01/02          $ 12,913
                                                                          ----------
                                                                            24,893
            Puerto Rico -- 4.6%
            Puerto Rico Commonwealth,
  5,655      GO, +, 6.00%, 07/01/16                                          5,926
  2,500      GO, +, 6.25%, 07/01/11                                          2,716
  1,500     Puerto Rico Commonwealth, Highway & Transportation
            Authority, Ser. T, Rev., ~, 6.63%, 07/01/02                      1,591
  5,000     Puerto Rico Electric Power Authority, Ser. Y, Rev., +,
            7.00%, 07/01/07                                                  5,598
 14,500     Puerto Rico Municipal Finance Agency, Ser. A, GO,
            5.00%, 08/01/01                                                 14,576
  3,000     Puerto Rico Public Buildings Authority, Government
            Facilities, Ser. A, Rev., +, 6.25%, 07/01/11                     3,259
                                                                          ----------
                                                                            33,666
            South Carolina -- 1.4%
  6,000     Richland County, South Carolina, School District No. 1,
            GO, 4.63%, 03/01/22                                              4,880
  5,000     South Carolina State, Public Service Authority, Ser. A,
            Rev., +, 6.25%, 01/01/22                                         5,083
                                                                          ----------
                                                                             9,963
            South Dakota -- 0.5%
  3,000     Heartland Consumers Power District, Rev., ~, 7.00%,
            01/01/16                                                         3,330
    365     South Dakota State, Building Authority, Rev., ~, 10.50%,
            09/01/00                                                           376
                                                                          ----------
                                                                             3,706
            Tennessee -- 0.7%
  3,000     Knox County, Tennessee, Health, Educational & Housing
            Facilities Board, University Health Systems Inc., Rev.,
            5.63%, 04/01/29                                                  2,477
  3,000     Metropolitan Government of Nashville & Davidson
            Counties, Tennessee, Water & Sewer, Rev., +, 5.20%,
            01/01/13                                                         2,911
                                                                          ----------
                                                                             5,388
            Texas -- 5.6%
            Austin, Texas, Utility System,
  6,500      Rev., +, 6.00%, 11/15/13                                        6,816
  2,000      Ser. A, Rev., +, ~, 8.00%, 11/15/01                             2,085
  2,000      Ser. A, Rev., ~, 9.50%, 05/15/00                                2,022
  7,125     Dallas-Fort Worth, Texas, International Airport Facilities
            Improvement Corp., American Airlines Inc., Rev., 6.38%,
            05/01/35                                                         6,641
            Dallas-Fort Worth, Texas, Regional Airport,
  2,115      Ser. A, +, 7.38%, 11/01/08                                      2,333
  2,945      Ser. A, +, 7.38%, 11/01/09                                      3,248
  2,000      Ser. A, +, 7.38%, 11/01/11                                      2,194
            Houston, Texas, Water Conveyance System,
  2,500      Ser. F, COP, 7.20%, 12/15/05                                    2,741
  2,000      Ser. F, COP, 7.20%, 12/15/06                                    2,211
            Klein, Texas, Independent School District,
  1,000      Ser. A, GO, 5.00%, 08/01/16                                       912
  2,400      Ser. A, GO, 5.00%, 08/01/17                                     2,169

                       See notes to financial statements.

CHASE VISTA SELECT TAX FREE INCOME FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount        Issuer                                                         Value
---------------------------------------------------------------------------------------
  Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------
              Texas -- Continued
$  8,500      Texas Water Development Board, State Revolving Fund,
              Senior Lien, Ser. B, Rev., 5.13%, 07/15/18                    $  7,707
                                                                            ----------
                                                                              41,079
              Utah -- 0.2%
   1,000      Sevier County, Utah, Sevier School District, GO, +, ~,
              9.20%, 05/01/03                                                  1,125
---------------------------------------------------------------------------------------
              Total Long-Term Municipal Securities                           697,251
              (Cost $708,786)
---------------------------------------------------------------------------------------
  Short-Term Investments -- 4.2%
---------------------------------------------------------------------------------------
              Municipal Securities -- 2.9%
              ----------------------------
              California -- 0.1%
     800      Irvine Ranch, California, Water District, Capital
              Improvement Project, COP, FRDO, 3.05%, 03/01/00                    800
              Massachusetts -- 0.4%
   3,000      Massachusetts State, Health & Educational Facilities
              Authority, Capital Assets Program, Ser. D, Rev., FRDO, +,
              3.80%, 03/01/00                                                  3,000

             New Jersey -- 0.2%
              New Jersey Economic Development Authority,
     800       Airis Newark LLC Project, Rev., FRDO, +, 3.90%, 03/03/00          800
     300       Water Facilities, United Water New Jersey Inc. Project,
              Ser. B, Rev., FRDO, +, 3.80%, 03/01/00                             300

              New Mexico -- 0.5%
              Farmington, New Mexico, PCR, Arizona Public Services Co.,
   2,000       Ser. A, Rev., FRDO, 3.80%, 03/01/00                             2,000
   2,000       Ser. B, Rev., FRDO, 3.80%, 03/01/00                             2,000

              New York -- 1.7%
              New York City, New York,
     700       Ser. B, Sub. Ser. B-2, GO, FRDO +, 3.80%, 03/01/00                700
     700       Ser. B, Sub. Ser. B-4, GO, FRDO, +, 3.80%, 03/01/00               700
     200       Sub. Ser. A-8, GO, FRDO, 3.80%, 03/01/00                          200
   4,800      New York City, New York, Health & Hospital Corp.,
              Health Systems, Ser. F, Rev., FRDO, 3.75%, 03/06/00              4,800
   4,000      New York State, Housing Finance Agency, Union Square
              South Housing, Rev., FRDO, 3.70%, 03/02/00                       4,000
   1,600      Port Authority of New York & New Jersey, Special
              Obligation, Versatile Structure Obligation, Ser. 2,
              Rev., FRDO, 3.75%, 03/01/00                                      1,600
              -------------------------------------------------------------------------
              Total Municipal Securities                                      20,900
              (Cost $20,900)
              -------------------------------------------------------------------------
 Shares
              Money Market Funds -- 1.3%
              --------------------------
   8,740      Provident Municipal Cash Money Market Fund                       8,740
     997      Provident Municipal Money Market Fund                              997
              -------------------------------------------------------------------------
              Total Money Market Funds                                         9,737
              (Cost $9,737)
              -------------------------------------------------------------------------

                                       16
                       See notes to financial statements.

CHASE VISTA SELECT TAX FREE INCOME FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Amount        Issuer                                                         Value
---------------------------------------------------------------------------------------
  Short-Term Investments -- Continued
---------------------------------------------------------------------------------------
              Total Short-Term Investments                                  $ 30,637
              (Cost $30,637)
---------------------------------------------------------------------------------------
              Total Investments -- 99.7%                                    $727,888
              (Cost $739,423)
---------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
Portfolio of Investments
--------------------------------------------------------------------------------

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount     Issuer                                                        Value
---------------------------------------------------------------------------------
  Long-Term Municipal Securities -- 98.3%
---------------------------------------------------------------------------------
           Alabama -- 1.4%
           Alabama State,
$   660     GO, ~, 7.00%, 08/01/00                                     $    681
  7,650     Ser. A, GO, 5.50%, 10/01/02                                   7,796
  1,000    Shelby County, Alabama, Board of Education, Capital
           Outlay School Warrants, +, 5.70%, 02/01/09                     1,023
                                                                       ----------
                                                                          9,500
           Arizona -- 0.9%
  2,300    Maricopa County, Arizona, School District No. 4, Mesa,
           Ser. E, GO, +, ~, 5.40%, 07/01/02                              2,377
  3,675    Maricopa County, Arizona, Unified High School District
           No. 210, Phoenix, Project of 1995, Ser. B, GO, ~, 5.50%,
           07/01/06                                                       3,776
                                                                       ----------
                                                                          6,153
           California -- 0.8%
  5,000    Los Angeles County, California, Public Works Financing
           Authority, Regional Park & Open Space District, Ser. A,
           Rev., +, ~, 6.00%, 10/01/04                                    5,355

           Colorado -- 0.6%
  4,000    Eagle, Garfield & Routt Counties, Colorado, School
           District No. Re 50J, GO, +, ~, 6.13%, 12/01/04                 4,261

           Connecticut -- 0.7%
  4,735    Connecticut State, Special Tax Obligation,
           Transportation Infrastructure, Ser. A, Rev., +, 5.40%,
           06/01/09                                                       4,783

           Delaware -- 0.4%
  3,000    Delaware Transportation Authority, Transportation
           System, Rev., +, 6.00%, 07/01/05                               3,136

           Florida -- 2.0%
  2,000    Dade County, Florida, Aviation, Ser. B, Rev., +, 6.40%,
           10/01/06                                                       2,139
  2,675    Florida State, Broward County Expressway Authority,
           Ser. A, GO, 6.50%, 07/01/03                                    2,680
  2,000    Florida State, Department of Corrections, Okeechobee
           Correctional, COP, +, 6.00%, 03/01/08                          2,095
  5,000    Florida State, Division of Bond Finance Dept., General
           Services, Environmental Protection Preservation,
           Ser. A, Rev., +, 5.25%, 07/01/04                               5,075
  2,350    Miami-Dade County, Florida, Aviation, Ser. A, Rev., +,
           5.25%, 10/01/07                                                2,350
                                                                       ----------
                                                                         14,339
           Georgia -- 2.1%
  5,000    Georgia Municipal Electric Authority, Ser. DD, Rev., +,
           7.00%, 01/01/08                                                5,515
  8,100    Georgia State, Ser. C, GO, 7.25%, 07/01/05                     8,942
                                                                       ----------
                                                                         14,457
           Hawaii -- 1.3%
  4,405    Hawaii State, Ser CK, GO, +, ~, 5.25%, 09/01/05                4,451
           Honolulu, Hawaii, City & County,
  2,500     Ser. A, GO, 7.30%, 07/01/03                                   2,677
  2,000     Ser. A, GO, 7.35%, 07/01/06                                   2,224
                                                                       ----------
                                                                          9,352

                       See notes to financial statements.

CHASE VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount     Issuer                                                        Value
----------------------------------------------------------------------------------
  Long-Term Municipal Securities -- Continued
----------------------------------------------------------------------------------
           Illinois -- 6.1%
           Chicago, Illinois, Metropolitan Water Reclamation
           District, Greater Chicago,
$ 1,500     Capital Improvement Bonds, GO, ~, 7.00%, 01/01/08           $  1,661
  4,400     GO, 5.50%, 12/01/08                                            4,482
  3,000     GO, 5.50%, 12/01/09                                            3,047
  7,200     GO, 5.95%, 12/01/07                                            7,544
           Chicago, Illinois, O'Hare International Airport,
  3,000     General Airport, Second Lien, Ser. A, Rev., +, 6.75%,
            01/01/06                                                       3,224
  6,055     Passenger Facilities Charge, Ser. A, Rev., +, 5.38%,
            01/01/07                                                       6,094
           Illinois State,
  5,485     GO, 5.25%, 04/01/04                                            5,539
  1,320     GO, 5.50%, 08/01/06                                            1,344
 10,000     GO, +, 5.50%, 04/01/10                                        10,131
                                                                        ----------
                                                                          43,066
           Indiana -- 3.4%
           Indiana Municipal Power Agency, Power Supply
  2,600     Ser. B, Rev., +, 5.63%, 01/01/05                               2,662
  5,500     Ser. B, Rev., +, 5.80%, 01/01/08                               5,688
  2,485    Indiana State, Office Building Commission Facilities,
           Ser. A, Rev., 5.00%, 07/01/04                                   2,488
  2,400    Indiana Transportation Finance Authority, Highway,
           Ser. A, Rev., +, 5.00%, 12/01/06                                2,379
  7,315    Indianapolis, Indiana, Gas Utility, Distribution Systems,
           Ser. A, Rev., +, 5.75%, 08/15/08                                7,558
  3,000    Indianapolis, Indiana, Local Public Improvements Bond
           Bank, Ser. A, Rev., +, 6.50%, 01/01/08                          3,236
                                                                        ----------
                                                                          24,011
           Kentucky -- 0.1%
    440    Owensboro, Kentucky, Electric Light & Power, Rev., ~,
           10.50%, 01/01/04                                                  481
           Louisiana -- 0.5%
  3,500    Lake Charles, Louisiana, Harbor & Terminal District,
           Reynolds Metals Co. Project, Rev., 5.50%, 05/01/06              3,469
           Maryland -- 2.0%
           Maryland State, Stadium Authority, Convention Center
           Expansion,
  3,335     Rev., +, 5.75%, 12/15/08                                       3,440
  3,535     Rev., +, 5.80%, 12/15/09                                       3,643
  6,500    Maryland State, Transportation Authority,
           Transportation Facilities Project, Rev., 5.80%, 07/01/06        6,758
                                                                        ----------
                                                                          13,841
           Massachusetts -- 5.8%
  5,000    Chelsea, Massachusetts, School Project Loan Act 1948,
           GO, +, ~, 5.90%, 06/15/04                                       5,268
 10,000    Massachusetts Bay Transportation Authority, General
           Transportation Systems, Ser. A, Rev., +, 5.40%, 03/01/08       10,137
           Massachusetts State,
  5,000     Consolidated Loan, Ser. C, GO, 5.00%, 09/01/05                 5,002
  3,600     Consolidated Loan, Ser. C, GO, +, ~, 6.70%, 11/01/04           3,891

                       See notes to financial statements.

CHASE VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount      Issuer                                                         Value
------------------------------------------------------------------------------------
  Long-Term Municipal Securities -- Continued
------------------------------------------------------------------------------------
            Massachusetts -- Continued
            Massachusetts State -- Continued
$ 4,400      Ser. B, GO, ~, 6.50%, 08/01/08                               $  4,769
  3,000     Massachusetts State, Housing Finance Agency,
            Residential Development, Ser. C, Rev., 6.45%, 05/15/04           3,128
  5,000     Massachusetts State, Water Resource Authority, Ser. C,
            Rev., ~, 5.25%, 12/01/04                                         5,147
            Southeastern Massachusetts University Building
            Authority Project,
  1,980      Ser. A, Rev., +, 5.90%, 05/01/09                                2,051
  1,000      Ser. A, Rev., +, 5.90%, 05/01/10                                1,033
                                                                          ----------
                                                                            40,426
            Michigan -- 3.0%
  4,000     Michigan State, Trunk Line, Ser. A, Rev., +, 5.25%,
            11/01/15                                                         3,811
  3,565     Michigan State, Underground Storage Tank Financial
            Assurance Authority, Ser. I, Rev., +, 5.75%, 05/01/10            3,651
            Wayne Charter County, Michigan, Airport, Detroit
            Metropolitan Wayne County,
 10,000      Ser. A, Rev., +, 5.25%, 12/01/06                                9,982
  3,780      Ser. A, Rev., +, 5.50%, 12/01/07                                3,818
                                                                          ----------
                                                                            21,262
            Minnesota -- 0.7%
  5,000     Minnesota State, GO, ~, 6.00%, 08/01/02                          5,146
            Mississippi -- 0.6%
  4,110     Mississippi State, Ser. B, GO, 5.00%, 08/01/05                   4,104
            Nebraska -- 1.9%
  2,635     American Public Energy Agency, Nebraska, Gas Supply,
            Public Gas Agency Project, Ser. A, Rev., +, 5.25%,
            06/01/11                                                         2,475
 11,000     Omaha Public Power District, Nebraska, Electric, Ser. C,
            Rev., 5.40%, 02/01/08                                           11,133
                                                                          ----------
                                                                            13,608
            Nevada -- 2.8%
  2,415     Henderson, Nevada, Water & Sewer, Ser. A, GO, +,
            5.50%, 09/01/08                                                  2,454
            Nevada State,
  1,000      GO, 6.75%, 07/01/03                                             1,022
  1,000      Municipal Bond Bank, GO, ~, 7.20%, 11/01/04                     1,040
  1,660      Municipal Bond Bank, Project No. 20-23-A, GO, ~,
             7.00%, 07/01/00                                                 1,676
  1,000      Municipal Bond Bank, Project No. 20-23-A, GO, ~,
            7.20%, 07/01/02                                                  1,010
  5,390      Ser. A, GO, 5.00%, 07/01/10                                     5,205
  5,000      Ser. A, GO, 5.60%, 07/15/06                                     5,104
  2,000      Ser. C, GO, 6.50%, 05/01/05                                     2,127
                                                                          ----------
                                                                            19,638
            New Jersey -- 12.3%
  3,245     Elizabeth, New Jersey, GO, +, 6.25%, 08/15/08                    3,451
 10,000     New Jersey Building Authority, State Building, Rev.,
            5.75%, 06/15/09                                                 10,362
            New Jersey Economic Development Authority,
    955      Market Transition Facility, Senior Lien, Ser. A, Rev., +,
             5.80%, 07/01/08                                                   986

                       See notes to financial statements.

CHASE VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount      Issuer                                                         Value
--------------------------------------------------------------------------------------
  Long-Term Municipal Securities -- Continued
--------------------------------------------------------------------------------------
            New Jersey -- Continued
            New Jersey Economic Development Authority -- Continued
$ 8,800      Market Transition Facility, Senior Lien, Ser. A, Rev., +,
             5.80%, 07/01/09                                                $  9,056
            New Jersey State, Transportation Trust Fund Authority,
            Transportation Systems,
  5,500      Ser. A, Rev., 5.00%, 06/15/09                                     5,396
  3,660      Ser. A, Rev., 5.75%, 06/15/15                                     3,731
  2,700      Ser. A, Rev., +, 6.00%, 06/15/04                                  2,815
  6,340      Ser. B, Rev., 5.00%, 06/15/04                                     6,362
  7,000      Ser. B, Rev., +, 5.50%, 06/15/09                                  7,109
  6,455      Ser. B, Rev., 6.00%, 06/15/07                                     6,785
            New Jersey State, Turnpike Authority,
  4,125      Rev., ~, 5.70%, 05/01/13                                          4,189
    575      Rev., ~, 10.38%, 01/01/03                                           632
  3,965      Ser. G, Rev., ~, 5.75%, 01/01/09                                  4,047
            New Jersey Wastewater Treatment Trust,
  2,545      Ser. A, Rev., +, 7.00%, 05/15/06                                  2,804
  2,910      Ser. A, Rev., +, 7.00%, 05/15/08                                  3,260
  3,120      Ser. A, Rev., +, 7.00%, 05/15/09                                  3,522
  4,995      Ser. C, Rev., +, 6.25%, 05/15/05                                  5,278
  5,520      Ser. C, Rev., 6.88%, 06/15/07                                     6,089
                                                                            ----------
                                                                              85,874
            New Mexico -- 0.3%
  2,075     Gallup, New Mexico, PCR, Plains Electric Generation,
            Rev., +, 6.40%, 08/15/05                                           2,163
            New York -- 20.3%
            Long Island Power Authority, New York Electric Systems,
  5,500      Rev., +, 5.25%, 04/01/10                                          5,453
  4,000      Ser. A, Rev., +, 5.50%, 12/01/08                                  4,069
    500      Ser. A, Rev., +, 5.50%, 12/01/13                                    499
  4,595      Ser. A, Rev., +, 6.00%, 12/01/07                                  4,827
  5,000     Metropolitan Transportation Authority of New York,
            Transportation Facilities, Ser. K, Rev., +, 6.25%, 07/01/05        5,273
            Municipal Assistance Corp. for New York City, New York,
  7,020      Ser. E, Rev., 6.00%, 07/01/06                                     7,350
  5,700      Ser. G, Rev., 6.00%, 07/01/05                                     5,953
  2,000      Ser. N, Rev., 5.25%, 07/01/07                                     2,012
  1,250      Ser. O, Rev., 5.25%, 07/01/07                                     1,257
  2,000     New York City, New York, IDA, Special Facilities,
            Terminal One Group Association Project, Rev.,
            5.50%, 01/01/02                                                    2,018
  3,500     New York City, New York, Housing Development Corp.,
            Growth & Income Sector, Residential, Royal Charter,
            Rev., +, ~, 9.75%, 04/01/00                                        3,552
            New York State,
  6,000      Ser. B, GO, 5.60%, 08/15/07                                       6,124
  5,000      Ser. B, GO, 5.70%, 08/15/10                                       5,085
            New York State, Dorm Authority,
 11,750      City University, 3rd General Reserve, Rev., ~, 6.00%,
             07/01/06                                                         12,442
    195      Pooled Capital Program, Rev., +, ~, 7.80%, 12/01/05                 200
    770      St. John's University, Rev., +, 6.70%, 07/01/04                     804

                       See notes to financial statements.

CHASE VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount      Issuer                                                       Value
-----------------------------------------------------------------------------------
  Long-Term Municipal Securities -- Continued
-----------------------------------------------------------------------------------
            New York -- Continued
            New York State, Dorm Authority -- Continued
$ 3,000      State University Educational Facilities, Rev., 5.25%,
             05/15/01                                                   $  3,028
  5,500      State University Educational Facilities, Rev., 5.50%,
             05/15/06                                                      5,557
  2,800      State University Educational Facilities, Ser. A, Rev.,
             5.50%, 05/15/06                                               2,829
            New York State, Environmental Facilities Corp., PCR,
            State Water Revolving Fund,
  5,000      New York City Municipal Water, Rev., 5.75%, 06/15/08          5,183
    230      Ser. A, Rev., 6.90%, 06/15/02                                   241
  1,200      Ser. D, Rev., 6.55%, 03/15/08                                 1,247
  4,915     New York State, Housing Finance Agency, Housing
            Project Mortgage, Ser. A, Rev., +, 5.40%, 11/01/05             4,971
    180     New York State, Medical Care Facilities Finance Agency,
            Rev., +, 7.38%, 08/15/03                                         182
    885     New York State, Mortgage Agency, Homeowner
            Mortgage, Ser. EE-3, Rev., 7.70%, 10/01/10                       905
            New York State, Thruway Authority,
  1,320      Highway & Bridge Trust Fund, Ser. A, Rev., +, 5.30%,
             04/01/07                                                      1,329
  4,000      Highway & Bridge Trust Fund, Ser. A, Rev., +, ~,
             5.60%, 04/01/04                                               4,159
  5,700      Highway & Bridge Trust Fund, Ser. B, Rev., +, ~, 6.00%,
             04/01/04                                                      6,010
  8,000      Service Contract, Local Highway & Bridge, Rev.,
             5.00%, 04/01/02                                               8,020
  5,000      Service Contract, Local Highway & Bridge, Rev.,
             5.10%, 04/01/08                                               4,876
 10,000      Service Contract, Local Highway & Bridge, Rev.,
             5.20%, 04/01/09                                               9,754
  3,200      Service Contract, Local Highway & Bridge, Rev.,
             5.25%, 04/01/02                                               3,223
  7,500      Service Contract, Local Highway & Bridge, Rev.,
             5.25%, 04/01/03                                               7,551
  3,910     Port Authority of New York & New Jersey, Consolidated
            Bonds 112th Ser., Rev., 5.00%, 12/01/05                        3,865
  1,500     Suffolk County, New York, IDA, IDR, Nissequogue Cogen
            Partners Facility, Rev., 4.88%, 01/01/08                       1,360
    990     Westchester County, New York, IDA, Resource Recovery,
            Resco Co. Project, Ser. A, Rev., +, 5.60%, 07/01/07            1,008
                                                                        ----------
                                                                         142,216
            North Dakota -- 0.2%
            North Dakota State, Municipal Bond Bank, State
            Revolving Fund Program,
  1,100      Ser. A, Rev., 5.50%, 10/01/06                                 1,122
    235      Ser. A, Rev., 5.50%, 10/01/07                                   239
                                                                        ----------
                                                                           1,361
            Ohio -- 3.9%
  2,865     Franklin County, Ohio, GO, ~, 6.25%, 12/01/01                  2,998
  4,000     Montgomery County, Ohio, Solid Waste, Rev., +, 5.50%,
               11/01/10                                                    4,052

                       See notes to financial statements.

CHASE VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount      Issuer                                                           Value
--------------------------------------------------------------------------------------
  Long-Term Municipal Securities -- Continued
--------------------------------------------------------------------------------------
            Ohio -- Continued
            Ohio State, Building Authority,
$ 3,360      State Facilities, Adult Correctional, Ser. A, Rev., +,
             5.75%, 10/01/08                                                $  3,464
  1,420      State Facilities, Administration Building Fund, Ser. A,
             Rev., 6.00%, 10/01/06                                             1,488
  5,000     Ohio State, Infrastructure Improvement, Ser. B, GO,
            5.25%, 02/01/14                                                    4,865
            Ohio State, Turnpike Commission,
  6,000      Ser. A, Rev., +, 5.40%, 02/15/09                                  6,062
  4,275      Ser. A, Rev., +, 6.00%, 02/15/07                                  4,490
                                                                            ----------
                                                                              27,419
            Oregon -- 1.3%
  5,300     Oregon State, State Board of Higher Education, Ser. A,
            GO, ~, 6.00%, 08/01/06                                             5,623
  3,500     Washington County, Oregon, School District No. 3,
            Hillsboro, GO, +, ~, 6.00%, 11/01/05                               3,665
                                                                            ----------
                                                                               9,288
            Pennsylvania -- 0.7%
  4,500     Pennsylvania State, GO, +, 5.38%, 11/15/04                         4,581
            Puerto Rico -- 2.5%
            Puerto Rico Commonwealth,
 10,000      GO, +, 5.50%, 07/01/08                                           10,303
  5,500      GO, +, 5.50%, 07/01/09                                            5,653
  1,440     Puerto Rico Industrial, Medical & Environmental PCFFA,
            Renasa Inc., Squibb Corp Project, Rev., 6.50%, 07/01/04            1,463
                                                                            ----------
                                                                              17,419
            Tennessee -- 0.7%
  5,335     Tennergy Corp., Tennessee, Gas, Rev., +, 5.00%, 06/01/09           5,207

            Texas -- 9.0%
            Houston, Texas,
  4,940      Ser. A, GO, 5.50%, 03/01/04                                       5,038
  5,110      Ser. B, GO, 4.80%, 04/01/02                                       5,114
            Houston, Texas, Water & Sewer Systems,
  9,750      Ser. A, Rev., +, ~, 6.20%, 12/01/05                              10,312
  4,975      Ser. B, Rev., +, 6.40%, 12/01/09                                  5,260
  5,300     North East Independent School District, Texas, GO,
            6.50%, 10/01/09                                                    5,769
            Texas State,
  5,650      Ser. A, GO, 6.00%, 10/01/05                                       5,914
  7,500      Ser. A, GO, 6.00%, 10/01/09                                       7,902
 10,000     Texas Public Finance Authority, Ser. B, GO, 5.50%, 10/01/05       10,231
            Texas Water Development Board, State Revolving Fund,
            Senior Lien,
  1,320       Rev., 6.20%, 07/15/05                                            1,378
  3,000       Ser. A, Rev., 5.25%, 07/15/09                                    2,993
  1,000       Ser. A, Rev., 5.63%, 07/15/11                                    1,016
  2,000     University of Texas, Permanent University Fund, Rev.,
            6.30%, 07/01/01                                                    2,047
                                                                            ----------
                                                                              62,974
            Utah -- 1.7%
  2,850     Salt Lake City, Utah, GO, 5.50%, 06/15/11                          2,881
  3,915     Utah State, Building Ownership Authority, State Facilities
            Master Lease Program, Ser. C, Rev., +, 5.50%, 05/15/08             3,979

                       See notes to financial statements.

CHASE VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount      Issuer                                                         Value
-------------------------------------------------------------------------------------
  Long-Term Municipal Securities -- Continued
-------------------------------------------------------------------------------------
            Utah -- Continued
$ 5,000     Utah State, Ser. F, GO, 5.50%, 07/01/05                       $ 5,118
                                                                          ---------
                                                                           11,978
            Vermont -- 1.7%
  4,100     Burlington, Vermont, Electric, Ser. A, Rev., +, 6.38%,
            07/01/09                                                        4,423
            Vermont State
  3,510      Ser. A, GO, ~, 6.40%, 01/15/05                                 3,764
  3,510      Ser. A, GO, ~, 6.50%, 01/15/05                                 3,779
                                                                          ---------
                                                                           11,966
            Virgin Islands -- 1.5%
            Virgin Islands Public Finance Authority,
  2,500      Gross Receipts, Taxes Lien Notes, Ser. A, Rev., 5.63%,
             10/01/10                                                       2,421
  5,000      Senior Lien, Fund Lien Notes, Ser. C, Rev., 5.50%,
             10/01/06                                                       4,919
  3,070     Virgin Islands Water & Power Authority, Electric Systems,
            Rev., 5.25%, 07/01/07                                           2,970
                                                                          ---------
                                                                           10,310
            Virginia -- 0.8%
  5,515     Chesapeake Bay Bridge & Tunnel Commission, Virginia,
            General Resolution, Rev., +, 5.75%, 07/01/08                    5,708
            Washington -- 1.3%
  4,340     Grant County, Washington, Public Utilities District No. 2,
            Electric, Ser. G, Rev., +, 5.25%, 01/01/08                      4,331
  5,000     Washington State, Ser. B, GO, 5.00%, 01/01/07                   4,940
                                                                          ---------
                                                                            9,271
            Wisconsin -- 3.0%
            Milwaukee County, Wisconsin,
  3,025      Corporate Purpose, Ser. A, GO, 5.38%, 09/01/05                 3,072
  2,875      Ser. A, GO, ~, 6.50%, 12/01/11                                 2,967
  6,000     Wisconsin State, GO, 6.20%, 05/01/06                            6,332
            Wisconsin State,
  5,000      Clean Water, Ser. 2, Rev., 5.50%, 06/01/11                     5,033
  3,585      Clean Water, Ser. 2, Rev., 6.13%, 06/01/06                     3,768
                                                                          ---------
                                                                           21,172
-------------------------------------------------------------------------------------
            Total Long-Term Municipal Securities                          689,295
            (Cost $692,252)
-------------------------------------------------------------------------------------
  Short-Term Investments -- 1.3%
-------------------------------------------------------------------------------------
            Municipal Securities -- 0.7%
            ----------------------------
            New York -- 0.7%
  1,500     New York State, Energy Research & Development
            Authority, PCR, Rochester Gas & Electric Corp., Ser. C,
            Rev., FRDO, +, 3.65%, 03/07/00                                  1,500
  2,000     New York State, Housing Finance Agency, Union Square
            South Housing, Rev., FRDO, 3.70%, 03/02/00                      2,000
  1,100     Port Authority of New York & New Jersey, Special
            Obligation, Versatile Structure Obligation, Ser. 2, Rev.,
            FRDO, 3.75%, 03/01/00                                           1,100
            -------------------------------------------------------------------------
            Total Municipal Securities                                      4,600
            (Cost $4,600)
            -------------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


  Shares      Issuer                                           Value
-----------------------------------------------------------------------
  Short-Term Investments -- Continued
-----------------------------------------------------------------------
              Money Market Funds -- 0.6%
              --------------------------
  2,584       Provident Municipal Cash Money Market Fund     $  2,584
  1,364       Provident Municipal Money Market Fund             1,364
              ---------------------------------------------------------
              Total Money Market Funds                          3,948
              (Cost $3,948)
-----------------------------------------------------------------------
              Total Short-Term Investments                      8,548
              (Cost $8,548)
-----------------------------------------------------------------------
              Total Investments -- 99.6%                     $697,843
              (Cost $700,800)
-----------------------------------------------------------------------

                                       25
                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA SELECT NEW YORK INTERMEDIATE TAX FREE INCOME FUND
Portfolio of Investments
--------------------------------------------------------------------------------

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount    Issuer                                                       Value
--------------------------------------------------------------------------------
  Long-Term Municipal Securities -- 92.8%
--------------------------------------------------------------------------------
          New York -- 80.3%
$2,000    Albany County, New York, Airport Authority, Rev., +,
          5.30%, 12/15/15                                            $  1,867
 1,120    Allegany County, New York, IDA, Civic Facility, Alfred
          University, Rev., +, 5.25%, 08/01/11                          1,105
 2,000    Battery Park City Authority, New York, Ser. A, Rev., +,
          5.50%, 11/01/26                                               1,843
          Erie County, New York,
   885     Public Improvement, GO, +, 6.00%, 01/15/05                     915
   855     Ser. B, GO, +, 6.00%, 03/15/06                                 882
 1,845    Erie County, New York, Water Authority, Improvement
          & Extension, Rev., 5.75%, 12/01/08                            1,882
          Lindenhurst, New York, Union Free School District,
 1,070     GO, +, 5.25%, 07/15/12                                       1,050
 1,295     GO, +, 5.25%, 07/15/15                                       1,224
 1,460     GO, +, 5.25%, 07/15/16                                       1,368
 5,000    Long Island Power Authority, New York, Electric
          Systems, Rev., +, 5.00%, 04/01/09                             4,886
          Longwood Central School District at Middle Island,
          New York,
 1,055     GO, +, 4.80%, 06/15/11                                         980
 1,315     GO, +, 4.80%, 06/15/13                                       1,186
          Metropolitan Transportation Authority, New York,
   500     Commuter Facilities, Ser. B, Rev., +, 6.10%, 07/01/09          529
 2,000     Dedicated Tax Fund, Ser. A, Rev., +, 5.50%, 04/01/16         1,936
 1,500     Service Contract, Ser. O, Rev., 5.10%, 07/01/00              1,505
   250     Transportation Facilities, Ser. C, Rev., +, 4.75%,
           07/01/16                                                       217
 4,325     Transportation Facilities, Ser. C, Rev., +, 5.25%,
           07/01/10                                                     4,291
          Monroe County, New York, Public Improvement,
 2,405     GO, 4.38%, 06/01/07                                          2,247
 2,315     GO, 4.50%, 06/01/09                                          2,136
 1,400     GO, 4.50%, 06/01/10                                          1,278
 4,400     GO, +, ~, 6.00%, 03/01/01                                    4,478
   100     GO, +, 6.00%, 03/01/01                                         102
 1,230     GO, 6.00%, 03/01/12                                          1,300
 1,000     GO, 6.00%, 03/01/18                                          1,032
 1,000     GO, 6.00%, 03/01/19                                          1,028
          Municipal Assistance Corp. for New York City, New York,
 2,400     Ser. E, Rev., 6.00%, 07/01/05                                2,506
 6,740     Ser. E, Rev., 6.00%, 07/01/06                                7,057
 6,500     Ser. G, Rev., 6.00%, 07/01/08                                6,839
          Nassau County, New York, General Improvement,
 2,000     Ser. Q, GO, +, 5.20%, 08/01/12                               1,934
 1,800     Ser. R, GO, +, 5.13%, 11/01/03                               1,819
          Nassau County, New York, IDA, Civic Facility,
 2,010     Hofstra University Project, Rev., +, 5.00%, 07/01/03         2,025
 1,705     Hofstra University Project, Rev., +, 5.00%, 07/01/06         1,698
 4,740     Hofstra University Project, Rev., +, 5.25%, 07/01/09         4,736
          New York City, New York,
 2,000     Ser. A, GO, 5.88%, 08/01/03                                  2,055
   500     Ser. A, GO, 6.10%, 08/01/02                                    514
   475     Ser. A, GO, ~, 6.38%, 08/01/02                                 499

                       See notes to financial statements.

CHASE VISTA SELECT NEW YORK INTERMEDIATE TAX FREE INCOME FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount    Issuer                                                        Value
--------------------------------------------------------------------------------
  Long-Term Municipal Securities -- Continued
--------------------------------------------------------------------------------
          New York -- Continued
          New York City, New York -- Continued
$1,025     Ser. A, GO, 6.38%, 08/01/05                                 $1,070
 1,000     Ser. A, GO, ~, 7.75%, 08/15/01                               1,060
    30     Ser. D, GO, ~, 7.65%, 02/01/02                                  32
    30     Ser. D, GO, 7.65%, 02/01/06                                     32
 2,500     Ser. E, GO, +, 6.00%, 08/01/07                               2,625
 1,000     Ser. F, GO, ~, 8.25%, 11/15/01                               1,074
   240     Ser. F, GO, 8.25%, 11/15/02                                    256
 2,500     Ser. G, GO, 5.75%, 02/01/04                                  2,557
 2,815     Ser. H, GO, 5.40%, 08/01/04                                  2,849
   925     Ser. H, GO, ~, 6.88%, 02/01/02                                 962
    75     Ser. H, GO, 6.88%, 02/01/02                                     78
   460     Ser. H, GO, ~, 7.00%, 02/01/02                                 485
    40     Ser. H, GO, 7.00%, 02/01/06                                     42
   975     Ser. H, GO, ~, 7.10%, 02/01/02                               1,030
    25     Ser. H, GO, 7.10%, 02/01/12                                     26
 4,580     Ser. H, Sub. Ser. H-1, GO, 5.50%, 08/01/01                   4,639
 1,000    New York City, New York, IDA, Civic Facility, New School
          for Social Research, Ser. A, Rev., +, 5.75%, 09/01/15           993
          New York City, New York, Municipal Water Finance
          Authority, Water & Sewer Systems,
 2,625     Ser. A, Rev., ~, 6.00%, 06/15/05                             2,765
   595     Ser. A, Rev., +, ~, 7.00%, 06/15/01                            620
   405     Ser. A, Rev., +, 7.00%, 06/15/09                               421
 5,000     Ser. B, Rev., +, 5.25%, 06/15/10                             4,968
 2,000     Ser. B, Rev., +, 5.50%, 06/15/27                             1,840
 1,000    New York City, New York, Transit Authority,
          Metropolitan Transportation Authority Triborough,
          Ser. A, COP, +, 5.63%, 01/01/12                               1,012
          New York City, New York, Transitional Finance Authority,
 6,000     Future Tax, Second Ser., Ser. A, Rev., 5.25%, 11/15/12       5,864
 1,475     Future Tax, Second Ser., Ser. C, Rev., +, 5.00%, 05/01/17    1,318
 1,750    New York City, New York, Trust Cultural Resources,
          Museum of Modern Art, Ser. A, Rev., +, 5.40%, 01/01/12        1,734
          New York State,
 1,000     GO, 2.75%, 07/01/04                                            918
 1,245     GO, 5.25%, 03/01/09                                          1,241
 1,000     GO, ~, 7.00%, 11/15/00                                       1,039
 1,500     GO, ~, 7.10%, 11/15/00                                       1,560
 1,000     GO, ~, 7.13%, 11/15/00                                       1,040
   600     GO, 7.50%, 11/15/00                                            614
 5,000     Ser. F, GO, 5.25%, 09/15/11                                  4,915
          New York State, Dorm Authority,
 2,000     City University System, 3rd General Reserve, Ser. 1,
          Rev., +, 5.25%, 07/01/08                                      2,002
 2,500     City University System, 3rd General Reserve, Ser. 2,
          Rev., +, 5.38%, 07/01/13                                      2,434
 2,000     City University System, Ser. B, Rev., +, 5.75%, 07/01/07     2,066
 1,545     City University System, Ser. D, Rev., +, 5.75%, 07/01/06     1,591
 5,590     City University System, Ser. D, Rev., +, 7.00%, 07/01/09     6,110
 1,000     Fordham University, Rev., +, ~, 7.20%, 07/01/00              1,030
   900     Long Island University, Rev., +, 5.00%, 09/01/12               843
 1,020     Long Island University, Rev., +, 5.13%, 09/01/10               988

                       See notes to financial statements.

CHASE VISTA SELECT NEW YORK INTERMEDIATE TAX FREE INCOME FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount    Issuer                                                          Value
----------------------------------------------------------------------------------
  Long-Term Municipal Securities -- Continued
----------------------------------------------------------------------------------
           New York -- Continued
           New York State, Dorm Authority -- Continued
$1,000      Long Island University, Rev., +, 5.25%, 09/01/11             $   974
 1,000      Memorial Sloan Kettering Cancer Center, Ser. C, Rev.,
            +, 5.50%, 07/01/09                                             1,006
 2,750      New York University, Rev., +, 6.38%, 07/01/07                  2,862
 2,000      New York University, Ser. A, Rev., +, 5.75%, 07/01/09          2,068
 1,000      New York University, Ser. A, Rev., +, 5.75%, 07/01/15          1,017
 2,015      Rockefeller University, Rev., 5.00%, 07/01/12                  1,939
 1,305      Special Act, School Districts Program, Rev., +, 5.30%,
            07/01/11                                                       1,290
   150      St. Agnes Hospital, Ser. A, Rev., 5.10%, 02/15/10                143
 1,000      St. Johns University, Rev., +, ~, 6.88%, 07/01/01              1,050
 2,065      State Service Contract, Albany County, Rev., 5.25%,
            04/01/12                                                        1,959
   840      State Service Contract, Albany County, Rev., 5.50%,
            04/01/08                                                         839
 1,000      State University Educational Facilities, Ser. A, Rev., +,
            5.25%, 05/15/11                                                  986
 2,380      State University Educational Facilities, Ser. A, Rev., +,
            5.50%, 05/15/06                                                2,429
 5,000      State University Educational Facilities, Ser. A, Rev., ~,
            6.00%, 05/15/05                                                5,301
 1,250      State University Educational Facilities, Ser. A, Rev.,
            7.30%, 05/15/00                                                1,258
 2,000      State University Educational Facilities, Ser. C, Rev.,
            7.38%, 05/15/10                                                 2,232
 1,000      Vassar College, Rev., ~, 7.10%, 07/01/00                       1,030
 1,000      Vassar College, Rev., ~, 7.13%, 07/01/00                       1,030
 5,000     New York State, Energy Research & Development
           Authority, PCR, New York State Electric & Gas Corp., Ser.
           E, Rev., +, 5.90%, 12/01/06                                     5,218
           New York State, Environmental Facilities Corp., PCR,
           State Water Revolving Fund,
 7,000      New York City Municipal Water, Rev., 5.75%, 06/15/12           7,186
   720      Ser. A, Rev., 7.25%, 06/15/10                                    757
   105      Ser. E, Rev., +, 5.50%, 06/15/04                                 107
 5,415      Ser. E, Rev., +, 6.00%, 06/15/12                               5,729
           New York State, Housing Finance Agency,
 1,510      Health Facilities, Monroe County, Ser. A, Rev., 7.63%,
            05/01/05                                                       1,571
   835      Rev., ~, 8.00%, 11/01/00                                         872
   165      Rev., 8.00%, 11/01/08                                            170
   650      Service Contract Obligation, Ser. A, Rev., ~, 7.38%,
            12/31/02                                                         695
 1,550      State University Construction, Ser. A, Rev., ~, 8.00%,
            05/01/11                                                       1,848
 2,000     New York State, Local Government Assistance Corp.,
           Ser. A, Rev., 6.00%, 04/01/07                                   2,090
           New York State, Medical Care Facilities Finance Agency,
   555      Mortgage Project, Ser. A, Rev., +, 5.40%, 08/15/04               562
   360      Rev., ~, 7.70%, 08/15/00                                         373
   165      Rev., 7.70%, 08/15/03                                            171

                       See notes to financial statements.

CHASE VISTA SELECT NEW YORK INTERMEDIATE TAX FREE INCOME FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount     Issuer                                                      Value
--------------------------------------------------------------------------------
  Long-Term Municipal Securities -- Continued
--------------------------------------------------------------------------------
           New York -- Continued
           New York State, Thruway Authority,
$1,045      Highway & Bridge Trust Fund, Ser. B, Rev., +, 5.00%,
            04/01/08                                                  $ 1,030
 3,000      Ser. D, Rev., 5.25%, 01/01/21                               2,698
 3,315      Service Contract, Local Highway & Bridge, 6.00%,
            04/01/11                                                    3,396
 1,375      Service Contract, Local Highway & Bridge, Ser. A-2,
           Rev., +, 5.25%, 04/01/07                                     1,382
           New York State, Urban Development Corp., Youth
           Facilities Services Contract,
   210      Ser. B, Rev., 5.50%, 04/01/10                                 209
   500      Ser. B, Rev., 5.60%, 04/01/11                                 499
   295      Ser. B, Rev., 5.88%, 04/01/14                                 296
 1,045     Oneida County, New York, GO, +, 5.50%, 03/15/11              1,052
 2,180     Rochester, New York, Ser. A, GO, 5.70%, 08/15/04             2,249
           Suffolk County, New York,
 1,000      IDA, IDR, Nissequogue Cogen Partners Facility, Rev.,
            5.30%, 01/01/13                                               883
 2,410      Public Improvement, Ser. C, GO, +, 5.10%, 11/01/02          2,438
 5,000      Southwest Sewer District, GO, +, 6.00%, 02/01/05            5,209
 1,065     Sullivan County, New York, Public Improvement, GO, +,
           5.00%, 03/15/08                                              1,052
 7,125     Triborough Bridge & Tunnel Authority, New York,
           General Purpose, Ser. Y, Rev., 6.00%, 01/01/12               7,468
                                                                     ----------
                                                                      228,315
           Northern Mariana Islands -- 0.2%
   500     Northern Mariana Islands, Public School System Project,
           Ser. A, GO, +, 3.70%, 10/01/03                                 472

           Puerto Rico -- 8.9%
 1,405     Puerto Rico Commonwealth, Highway & Transportation
           Authority, Ser. Z, Rev., +, 6.25%, 07/01/07                  1,512
 2,000     Puerto Rico Commonwealth, Public Improvement, GO,
           5.00%, 07/01/05                                              1,997
           Puerto Rico Electric Power Authority,
 1,565      Ser. AA, Rev., 4.80%, 07/01/01                              1,570
 5,000      Ser. AA, Rev., +, 5.40%, 07/01/13                           4,990
 1,300      Ser. AA, Rev., +, 6.25%, 07/01/10                           1,411
 1,400      Ser. DD, Rev., +, 5.25%, 07/01/14                           1,361
 2,200      Ser. GG, Rev., +, 5.13%, 07/01/16                           2,065
 1,800      Ser. X, Rev., 6.00%, 07/01/11                               1,860
           Puerto Rico Municipal Finance Agency,
 5,000      Ser. A, GO, 5.00%, 08/01/01                                 5,028
 1,000      Ser. A, GO, 5.00%, 08/01/02                                 1,004
 2,500      Ser. A, GO, +, 5.75%, 08/01/13                              2,567
                                                                     ----------
                                                                       25,365
           Virgin Islands -- 3.4%
           Virgin Islands Public Finance Authority,
 1,390      Gross Receipts, Taxes Lien Notes, Ser. A, Rev., 5.00%,
            10/01/03                                                    1,374
 1,090      Gross Receipts, Taxes Lien Notes, Ser. A, Rev., 5.25%,
            10/01/01                                                    1,095
 1,000      Gross Receipts, Taxes Lien Notes, Ser. A, Rev., 5.50%,
            10/01/02                                                    1,008

                       See notes to financial statements.

CHASE VISTA SELECT NEW YORK INTERMEDIATE TAX FREE INCOME FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount       Issuer                                                      Value
----------------------------------------------------------------------------------
  Long-Term Municipal Securities -- Continued
----------------------------------------------------------------------------------
             Virgin Islands -- Continued
             Virgin Islands Public Finance Authority -- Continued
$ 1,000       Senior Lien, Fund Lien Notes, Ser. C, Rev., 5.00%,
              10/01/00                                                  $  1,003
  2,000       Senior Lien, Fund Lien Notes, Ser. C, Rev., 5.00%,
              10/01/01                                                     1,998
  3,075       Senior Lien, Fund Lien Notes, Ser. C, Rev., 5.00%,
              10/01/02                                                     3,050
                                                                        ----------
                                                                           9,528
----------------------------------------------------------------------------------
             Total Long-Term Municipal Securities                        263,680
             (Cost $267,091)
----------------------------------------------------------------------------------
  Short-Term Investments -- 6.0%
----------------------------------------------------------------------------------
             Municipal Securities -- 5.0%
             ----------------------------
             New York -- 5.0%
  1,700      Nassau County, New York, IDA, Civic Facility, Cold Spring
             Harbor, Rev., FRDO, 3.75%, 03/01/00                           1,700
  4,200      New York City, New York, Municipal Water Finance
             Authority, Water & Sewer Systems, Ser. C, Rev., FRDO, +,
             3.80%, 03/01/00                                               4,200
             New York State, Job Development Authority, State
             Guaranteed,
    880       Special Purpose, Ser. A-1 through A-13, Rev., FRDO,
              3.75%, 03/01/00                                                880
    355       Special Purpose, Ser. A-1 through A-25, Rev., FRDO,
              3.85%, 03/01/00                                                355
    705       Special Purpose, Ser. B-1 Through B-9, Rev., FRDO,
              3.75%, 03/01/00                                                705
  3,365      New York State, Mortgage Agency, Ser. 19, Rev., FRDO,
             ~, 4.45%, 10/01/00                                            3,350
    600      New York State, Thruway Authority, Floating Rate
             Receipts, Ser. SGA-119, FRDO, 3.70%, 03/01/00                   600
             Port Authority of New York & New Jersey, Special
             Obligation, Versatile Structure Obligation,
    400       Ser. 2, Rev., FRDO, 3.75%, 03/01/00                            400
  1,950       Ser. 6, Rev., FRDO, 3.85%, 03/01/00                          1,950
             ---------------------------------------------------------------------
             Total Municipal Securities                                   14,140
             (Cost $14,140)
             ---------------------------------------------------------------------
Shares
             Money Market Fund -- 1.0%
             -------------------------
  2,961      Provident New York Money Market Fund                          2,961
             (Cost $2,961)
----------------------------------------------------------------------------------
             Total Short-Term Investments                                 17,101
             (Cost $17,101)
----------------------------------------------------------------------------------
             Total Investments -- 98.8%                                 $280,781
             (Cost $284,192)
----------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA SELECT NEW JERSEY TAX FREE INCOME FUND
Portfolio of Investments
--------------------------------------------------------------------------------

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount    Issuer                                                          Value
----------------------------------------------------------------------------------
  Long-Term Municipal Securities -- 96.2%
----------------------------------------------------------------------------------
          Delaware -- 1.5%
$1,000    Delaware River & Bay Authority, Delaware, Rev., +,
          5.20%, 01/01/10                                               $    992

          New Jersey -- 67.4%
 1,000    Bergen County, New Jersey, Utilities Authority, Water
          Pollution Control, Ser. B, Rev., +, 5.75%, 12/15/05              1,039
   500    Camden County, New Jersey, IAR, Health Systems,
          Catholic Health East, Ser. B, Rev., +, 5.25%, 11/15/12             488
          Cherry Hill Township, New Jersey,
   705     GO, ~, 6.10%, 06/01/02                                            738
   295     GO, 6.10%, 06/01/07                                               306
   825    East Orange, New Jersey, Board of Education, COP, +,
          5.50%, 08/01/12                                                    827
   570    Edison Township, New Jersey, School District, GO,
          6.50%, 06/01/04                                                    605
 1,140    Hamilton Township, Atlantic County, New Jersey, School
          District, GO, +, 5.88%, 12/15/07                                 1,179
 1,000    Hunterdon, New Jersey, Central Regional High School
          District, GO, +, 5.40%, 05/01/09                                 1,014
 2,060    Jersey City, New Jersey, General Improvement, Ser. A,
          GO, +, 6.00%, 10/01/05                                           2,159
          Middletown Township, New Jersey, Board of Education,
   700     GO, +, 5.70%, 08/01/04                                            722
 2,000     GO, +, 5.85%, 08/01/27                                          1,983
          New Jersey Economic Development Authority,
 1,710     Market Transition Facility, Senior Lien, Ser. A, Rev., +,
           5.80%, 07/01/08                                                 1,765
 1,200     Market Transition Facility, Senior Lien, Ser. A, Rev., +,
           5.80%, 07/01/09                                                 1,235
 1,300     Trenton Office Complex, Rev., +, 5.00%, 06/15/05                1,300
          New Jersey Health Care Facilities, Financing Authority,
   845     Cathedral Health, Ser. A, Rev., ~, 6.95%, 02/15/01                866
   925     St. Elizabeth Hospital Obligation Group, Rev., 6.00%,
           07/01/14                                                          793
   670    New Jersey Sports & Exposition Authority, Ser. A, Rev.,
          6.50%, 03/01/07                                                    703
          New Jersey State,
 1,140     Ser. B, GO, 6.25%, 01/15/04                                     1,196
 2,195     Ser. D, GO, 5.75%, 02/15/06                                     2,274
          New Jersey State, Educational Facilities Authority,
 2,545     Drew University Issue, Ser. C, Rev., +, 5.25%, 07/01/13         2,476
   565     Fairleigh Dickinson University, Ser. G, Rev., 4.88%,
           07/01/04                                                          542
 1,000     Fairleigh Dickinson University, Ser. G, Rev., 5.70%,
           07/01/28                                                          845
   570    New Jersey State, Transportation Corp., COP, +, 6.20%,
          10/01/02                                                           591
          New Jersey State, Transportation Trust Fund Authority,
          Transportation Systems,
   160     Ser. A, Rev., 5.00%, 06/15/12                                     152
 1,000     Ser. A, Rev., 5.50%, 06/15/10                                   1,015
 1,000     Ser. A, Rev., 5.75%, 06/15/16                                   1,016

                       See notes to financial statements.

CHASE VISTA SELECT NEW JERSEY TAX FREE INCOME FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount    Issuer                                                             Value
---------------------------------------------------------------------------------------
  Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------
          New Jersey -- Continued
          New Jersey State, Turnpike Authority,
$1,140     Ser. A, Rev., 5.80%, 01/01/02                                   $  1,158
 1,140     Ser. A, Rev., 6.40%, 01/01/02                                      1,169
 1,000     Ser. C, Rev., +, 6.25%, 01/01/10                                   1,030
 2,000     Ser. C, Rev., +, 6.50%, 01/01/08                                   2,164
 1,570    North Bergen Township, New Jersey, GO, +, 5.00%,
          08/15/11                                                            1,525
 1,140    North Jersey District Water Supply, Wanaque South
          Project, Rev., +, 5.50%, 07/01/03                                   1,166
 1,140    Northwest Bergen County, New Jersey, Utilities
          Authority, Utilities System, Rev., +, 6.00%, 07/15/07               1,185
   570    Ocean County, New Jersey, General Improvement, GO,
          6.38%, 04/15/03                                                       597
 2,000    Sussex County, New Jersey, General Improvement,
          GO, +, ~, 6.00%, 04/01/02                                           2,088
   785    Union County Improvement Authority, Plainfield Board
          of Education Project, Rev., +, 6.25%, 08/01/07                        837
 1,101    Union County, New Jersey, General Improvement, GO,
          4.75%, 12/15/15                                                       976
 1,500    Woodbridge Township, New Jersey, GO, +, 5.00%,
          08/15/05                                                            1,502
                                                                           ----------
                                                                             43,226
          New York -- 14.9%
          Port Authority of New York & New Jersey,
 1,140     Consolidated Bonds 79th Ser., Rev., 6.00%, 07/15/05                1,190
 1,500     Consolidated Bonds 93rd Ser., Rev., 6.13%, 06/01/94                1,537
 2,435     Consolidated Bonds 114th Ser., Rev., 4.75%, 08/01/33               1,934
 1,600     Special Obligation, JFK International Airport Terminal
           #6, Rev., +, 6.25%, 12/01/08                                       1,693
 3,000     Special Obligation, JFK International Airport Terminal
           #6, Rev., +, 6.25%, 12/01/09                                       3,179
                                                                           ----------
                                                                              9,533
          Pennsylvania -- 2.6%
 1,700    Delaware River Port Authority, Pennsylvania & New
          Jersey, Port District Project, Ser. B, Rev., 5.70%, 01/01/21        1,667
          Puerto Rico -- 4.5%
 1,200    Puerto Rico Commonwealth, Highway & Transportation
          Authority, Ser. W, Rev., +, 5.50%, 07/01/15                         1,199
          Puerto Rico Electric Power Authority,
 1,000     Ser. AA, Rev., +, 6.25%, 07/01/10                                  1,086
   655     Ser. GG, Rev., +, 5.13%, 07/01/16                                    615
                                                                           ----------
                                                                              2,900
          Virgin Islands -- 5.3%
          Virgin Islands Public Finance Authority,
 1,155     Gross Receipts, Taxes Lien Notes, Ser. A, Rev., 5.50%,
           10/01/02                                                           1,165
   500     Gross Receipts, Taxes Lien Notes, Ser. A, Rev., 6.38%,
           10/01/19                                                             490
 2,000     Senior Lien, Ser. A, Rev., 5.50%, 10/01/22                         1,735
                                                                           ----------
                                                                              3,390
---------------------------------------------------------------------------------------
          Total Long-Term Municipal Securities                               61,708
          (Cost $62,943)
---------------------------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA SELECT NEW JERSEY TAX FREE INCOME FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount     Issuer                                                         Value
-----------------------------------------------------------------------------------
  Short-Term Investments -- 3.0%
-----------------------------------------------------------------------------------
           Municipal Security -- 0.8%
           --------------------------
           New York -- 0.8%
$  500     Port Authority of New York & New Jersey, Special
           Obligation, Versatile Structure Obligation, Ser. 2, Rev.,
           FRDO, 3.55%, 03/01/00                                         $   500
           (Cost $500)
 Shares
           Money Market Fund -- 2.2%
           -------------------------
 1,418     Provident New Jersey Money Market                               1,418
           (Cost $1,418)
-----------------------------------------------------------------------------------
           Total Short-Term Investments                                    1,918
           (Cost $1,918)
-----------------------------------------------------------------------------------
           Total Investments -- 99.2%                                    $63,626
           (Cost $64,861)
-----------------------------------------------------------------------------------

INDEX:
+     -- Insured security.
-     -- Security is prerefunded or escrowed to maturity. The maturity date shown
         is the date of the prerefunded call.
COP   -- Certificates of Participation.
Dorm  -- Dormitory.
FRDO  -- Floating Rate Demand Obligation: The maturity date shown is the next interest reset date; the rate shown is the rate in effect at February 29, 2000.
GO    -- General Obligation.
IAR   -- Improvement Authority Revenue
IDA   -- Industrial Development Authority.
IDR   -- Industrial Development Revenue.
PCFFA -- Pollution Control Facilities Financing Authority.
PCR   -- Pollution Control Revenue.
Rev.  -- Revenue Bond.

                       See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES February 29, 2000 (unaudited)
--------------------------------------------------------------------------------

(Amounts in Thousands, Except Per Share Amounts)

                                                                New York
                                               Intermediate   Intermediate   New Jersey
                                 Tax Free        Tax Free       Tax Free      Tax Free
                                Income Fund    Income Fund    Income Fund   Income Fund
=========================================================================================
   ASSETS:
    Investment securities, at
    value (Note 1) .............. $727,888      $697,843       $280,781       $63,626
    Cash ........................        1            --             --            --
    Other assets ................       26            25             11             4
    Receivables:
     Investment securities sold .       --           102            503            --
     Interest ...................    9,823         9,709          3,681           743
     Fund shares sold ...........      786            61            450           100
-----------------------------------------------------------------------------------------
       Total Assets .............  738,524       707,740        285,426        64,473
-----------------------------------------------------------------------------------------
   LIABILITIES:
    Payables:
     To Custodian ...............       --            --              2             1
     Investment securities
     purchased ..................    4,169         3,070             --            --
     Fund shares redeemed .......      713           964             --            --
     Dividends ..................    2,785         2,396            991           233
    Accrued liabilities: (Note 2)
     Investment advisory fees ...      173           166             67            15
     Administration fees ........       86            83             27             6
     Shareholder servicing fees .      144           139             56             8
     Custodian fees .............       42            41             28            10
     Other ......................      128           126             83            30
-----------------------------------------------------------------------------------------
       Total Liabilities ........    8,240         6,985          1,254           303
-----------------------------------------------------------------------------------------
   NET ASSETS:
    Paid in capital .............  750,438       708,179        288,974        65,718
    Accumulated undistrib-
    uted (distributions in
    excess of) net investment
    income ......................       18            25            (42)          (67)
    Accumulated net realized
    loss on investments .........   (8,637)       (4,492)        (1,349)         (246)
    Net unrealized deprecia-
    tion of investments .........  (11,535)       (2,957)        (3,411)       (1,235)
-----------------------------------------------------------------------------------------
   Net Assets ................... $730,284      $700,755       $284,172       $64,170
=========================================================================================
   Shares of beneficial interest
   outstanding ($.001 par
   value; unlimited number of
   shares authorized) ...........  121,327        68,905         41,877         6,851
   Net Asset Value, maximum
   offering and redemption
   price per share .............. $   6.02      $  10.17       $   6.79       $  9.37
   Cost of investments .......... $739,423      $700,800       $284,192       $64,861
=========================================================================================

                       See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS For the six months ended February 29, 2000
(unaudited)
--------------------------------------------------------------------------------

(Amounts in Thousands)

                                                                 New York
                                              Intermediate     Intermediate   New Jersey
                                   Tax Free     Tax Free         Tax Free      Tax Free
                                 Income Fund   Income Fund     Income Fund   Income Fund
==========================================================================================
   INTEREST INCOME:
   (Note 1C)                       $20,157       $17,913          $7,184         $1,727
------------------------------------------------------------------------------------------
   EXPENSES: (Note 2)
    Investment advisory fees .....   1,095         1,069             431             99
    Administration fees ..........     548           534             216             49
    Shareholder servicing fees         296           288             116             25
    Custodian fees ...............      78            74              57             24
    Printing and postage .........      10            10               4              1
    Professional fees ............      30            31              22             20
    Registration costs ...........       5             7               1              1
    Transfer agent fees ..........       4             5               7              7
    Trustees' fees ...............      18            18               7              2
    Other ........................      28            27              18             11
------------------------------------------------------------------------------------------
      Total expenses .............   2,112         2,063             879            239
------------------------------------------------------------------------------------------
    Less amounts waived
    (Note 2) .....................     667           658             293             84
    Less earnings credits
    (Note 2) .....................       4            --*              1             --*
    Less expense
    reimbursements (Note 2) ......      --            --              --             13
------------------------------------------------------------------------------------------
     Net expenses ................   1,441         1,405             585            142
------------------------------------------------------------------------------------------
      Net investment
      income .....................  18,716        16,508           6,599          1,585
------------------------------------------------------------------------------------------
   REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
    Net realized gain loss on
    investment transactions ......  (7,687)       (4,480)         (1,309)          (177)
    Change in net unrealized
    appreciation/depreciation
    of investments ............... (13,015)       (8,826)         (3,861)        (1,513)
------------------------------------------------------------------------------------------
    Net realized and
    unrealized loss on
    investments .................. (20,702)      (13,306)         (5,170)        (1,690)
------------------------------------------------------------------------------------------
    Net increase (decrease) in
    net assets from
    operations ................... $(1,986)      $ 3,202          $1,429         $ (105)
==========================================================================================

*Amounts round to less than $1,000.

                       See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited) (Amounts in Thousands)

                                                                                                             Intermediate
                                                                                     Tax Free                  Tax Free
                                                                                    Income Fund               Income Fund
                                                                             ------------------------- -------------------------
                                                                               09/01/99       Year       09/01/99       Year
                                                                                through       Ended       through       Ended
                                                                               02/29/00     08/31/99     02/29/00     08/31/99
===================================================================================================================================
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ..................................................... $ 18,716     $ 40,150     $ 16,508     $ 35,249
   Net realized gain (loss) on investments and futures transactions ..........   (7,687)        (282)      (4,480)       6,211
   Change in net unrealized appreciation/depreciation of investments and
   futures ...................................................................  (13,015)     (43,875)      (8,826)     (33,446)
-----------------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets from operations .......................   (1,986)      (4,007)       3,202        8,014
-----------------------------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .....................................................  (18,718)     (40,149)     (16,499)     (35,250)
   Net realized gain on investment transactions ..............................       --       (4,060)      (3,806)      (8,069)
-----------------------------------------------------------------------------------------------------------------------------------
     Total distributions to shareholders .....................................  (18,718)     (44,209)     (20,305)     (43,319)
-----------------------------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued ...............................................   55,062       83,194       46,884      104,889
   Dividends reinvested ......................................................       30           55           26        8,063
   Cost of shares redeemed ...................................................  (48,202)     (51,987)     (57,799)     (65,922)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from capital share transactions .....    6,890       31,262      (10,889)      47,030
-----------------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets .................................  (13,814)     (16,954)     (27,992)      11,725
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS:
   Beginning of period .......................................................  744,098      761,052      728,747      717,022
-----------------------------------------------------------------------------------------------------------------------------------
   End of period ............................................................. $730,284     $744,098     $700,755     $728,747
===================================================================================================================================
  Share Transactions:
   Issued ....................................................................    9,110       12,829        4,579        9,728
   Reinvested ................................................................        5            9            3          744
   Redeemed ..................................................................   (7,975)      (8,037)      (5,642)      (6,129)
-----------------------------------------------------------------------------------------------------------------------------------
  Change in shares ...........................................................    1,140        4,801       (1,060)       4,343
===================================================================================================================================

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS For the periods indicated
(unaudited)


STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited) (Amounts in Thousands)

                                                                                     New York
                                                                                   Intermediate              New Jersey
                                                                                     Tax Free                 Tax Free
                                                                                    Income Fund              Income Fund
                                                                             ------------------------- -----------------------
                                                                               09/01/99       Year       09/01/99      Year
                                                                                through       Ended      through      Ended
                                                                               02/29/00     08/31/99     02/29/00    08/31/99
=================================================================================================================================
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ..................................................... $  6,599     $ 14,213     $ 1,585     $ 3,452
   Net realized gain (loss) on investments and futures transactions ..........   (1,309)         566        (177)        (78)
   Change in net unrealized appreciation/depreciation of investments and
   futures ...................................................................   (3,861)     (13,501)     (1,513)     (3,102)
---------------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets from operations .......................    1,429        1,278        (105)        272
---------------------------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .....................................................   (6,647)     (14,214)     (1,588)     (3,452)
   Net realized gain on investment transactions ..............................      (83)      (2,596)         --      (1,222)
---------------------------------------------------------------------------------------------------------------------------------
     Total distributions to shareholders .....................................   (6,730)     (16,810)     (1,588)     (4,674)
---------------------------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued ...............................................   18,781       49,190       4,587       5,638
   Dividends reinvested ......................................................       75        2,365           2       1,219
   Cost of shares redeemed ...................................................  (23,991)     (24,227)     (6,373)     (5,372)
---------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from capital share transactions .....   (5,135)      27,328      (1,784)      1,485
---------------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets .................................  (10,436)      11,796      (3,477)     (2,917)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS:
   Beginning of period .......................................................  294,608      282,812      67,647      70,564
---------------------------------------------------------------------------------------------------------------------------------
   End of period ............................................................. $284,172     $294,608     $64,170     $67,647
=================================================================================================================================
  Share Transactions:
   Issued ....................................................................    2,762        6,850         487         564
   Reinvested ................................................................       11          327          --         121
   Redeemed ..................................................................   (3,512)      (3,379)       (677)       (537)
---------------------------------------------------------------------------------------------------------------------------------
  Change in shares ...........................................................     (739)       3,798        (190)        148
=================================================================================================================================

                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA FUNDS NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Mutual Fund Select Trust (the "Trust") was organized as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. Select Tax Free Income Fund ("TFI"), Select Intermediate Tax Free Income Fund ("ITFI"), Select New York Intermediate Tax Free Income Fund ("NYTFI") and Select New Jersey Tax Free Income Fund ("NJTFI") (collectively, the "Funds") are four separate portfolios of the Trust.

The Funds were established in December 1996 for the conversion of the Chase Manhattan Bank Common Trust Funds. Effective January 1, 1997, the Chase Common Trust Funds contributed securities and other assets in exchange for shares of the newly created Funds in a tax-free exchange.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Fixed income securities (other than short-term obligations), including listed issues, are valued using matrix pricing systems of a major dealer in bonds which take in to account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted exchange or over-the-counter prices. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market.

   B. Repurchase agreements -- It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, sub-custodian or a bank with which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal Reserve Book Entry System. If the seller of a repurchase agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral may be delayed or limited.

   C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, adjusted for amortization of premiums and accretion of discount. Dividend income is recorded on the ex-dividend date.

   Purchases of when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund segregates assets with a current value at least equal to the amount of its when-issued or delayed delivery purchase commitments.

   D. Futures contracts -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (from) the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

   The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

   The Funds invest in U.S. Treasury and/or Municipal Bond futures contracts as a hedge to modify the duration of the portfolio holdings.

   As of February 29, 2000, the Funds had no outstanding futures contracts.

   E. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   F. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   G. Allocation of expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

   H. Organization costs -- Organization and initial registration costs incurred in connection with establishing each of the Funds have been deferred and are being amortized on a straight-line basis over a sixty month period beginning with the commencement of operations of each Fund.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or "Adviser") acts as the investment adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Adviser, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.30% of each Fund's average daily net assets. For the six months ended February 29, 2000, the Adviser voluntarily waived a portion of its fees as outlined in
   Note 2.G. below.

   Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% of each Fund's average daily net assets.

   B. Shareholder servicing fees -- Effective January 3, 2000, the Trust adopted an Administrative Services Plan which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of each Fund.

   Chase and certain affiliates are the only Shareholder Servicing Agents. The Shareholder Servicing Agents voluntarily waived all or a portion of their fees as outlined in Note 2.G. below.

   C. Sub-administration fees -- Pursuant to a Distribution and Sub-Administration Agreement, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS"), acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee computed daily and paid monthly of 0.05% of the average daily net assets of each Fund. For the six months ended February 29, 2000, the Distributor voluntarily waived sub-administration fees as outlined in Note 2.G. below.

   D. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust at an annual fee computed daily and paid monthly of 0.10% of the respective Fund's average daily net assets. For the six months ended February 29, 2000, the Administrator voluntarily waived a portion of its fees as outlined in Note 2.G. below.

   E. Assumption of expenses -- For the six months ended February 29, 2000, Chase voluntarily assumed expenses of $12,840 for NJTFI.

   F. Custodian and accounting fees -- Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. For the six months ended February 29, 2000, Chase voluntarily waived a portion of its custodian fees as outlined in Note 2.G. below. In addition, custodian fees are subject to reduction by credits earned by each Fund, based on cash balances held by Chase as custodian. Such earnings credits are presented separately in the Statement of Operations. The Funds could have invested the cash balances utilized in connection with the earnings credit arrangements in income producing assets if they had not entered into such arrangements.

   G. Waivers of fees -- For the six months ended February 29, 2000, the Funds' vendors voluntarily waived fees for each of the Funds as follows (in thousands):

                         Investment                   Shareholder
                          Advisory   Administration    Servicing    Custody
  ============================================================================
   TFI .................    $438         $209            $--          $20
   ITFI ................     429          205             --           24
   NYTFI ...............     174           97             --           22
   NJTFI ...............      40           24             10           10

   H. Other -- Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

   Deferred organization costs are included in Other assets in the Statement of Assets and Liabilities, and amortization of such costs is included in Other expenses in the Statement of Operations.

3. Investment Transactions

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the six months ended February 29, 2000, were as follows (amounts in thousands):

                                  TFI        ITFI       NYTFI      NJTFI
  ============================================================================
   Purchases ................  $124,226    $215,882    $57,826    $6,654
   Sales ....................   134,290     223,506     60,011     8,104

4. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation/ (depreciation) in value of the investment securities at February 29, 2000, are as follows (amounts in thousands):

                                       TFI         ITFI       NYTFI       NJTFI
  =================================================================================
   Aggregate cost .................  $739,423    $700,800   $284,192     $64,861
                                     --------    --------   --------     -------
    Gross unrealized appreciation..  $ 11,809    $ 10,267   $  2,906     $   768
    Gross unrealized depreciation..   (23,344)    (13,224)    (6,317)     (2,003)
                                     --------    --------   --------     -------
   Net unrealized depreciation ....  $(11,535)   $ (2,957)  $ (3,411)    $(1,235)
                                     ========    ========   ========     =======

5. Concentration of Credit Risk

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. NYTFI and NJTFI primarily invest in issuers in the States of New York and New Jersey, respectively. TFI and ITFI invested approximately 27.4% and 21.0%, respectively, of their net assets in issuers in the State of New York. The issuer's abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

6. Trustee Compensation

The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended February 29, 2000, included in Trustees Fees in the Statement of Operations, and accrued pension liability included in Other Accrued Liabilities, in the Statement of Assets and Liabilities were as follows (in thousands):

                                                    Accrued
                                Pension             Pension
                                Expenses           Liability
  ==============================================================
   TFI .................          $6                $50
   ITFI ................           6                 47
   NYTFI ...............           3                 18
   NJTFI ...............           1                  5

7. Bank Borrowings

The Funds may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The funds have entered into an agreement, enabling them to participate with other Chase Vista Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

The Funds had no borrowings outstanding at February 29, 2000, nor at any time during the six months then ended.

--------------------------------------------------------------------------------
CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (unaudited)

                                                                     Chase Vista Select
                                                        ---------------------------------------------
                                                                    Tax Free Income Fund
                                                        ---------------------------------------------
                                                         9/1/99          Year Ended          1/1/97*
                                                         Through    ---------------------    Through
                                                         2/29/00     8/31/99     8/31/98     8/31/97
                                                        --------     -------     -------     -------
Per share operating performance
Net asset value, beginning of period .................   $ 6.19      $ 6.60       $6.45       $6.39
                                                         ------      ------       -----       -----
Income from investment operations:
 Net investment income ...............................     0.15        0.34        0.35        0.24
 Net gain or losses in securities
 (both realized and unrealized) ......................    (0.17)      (0.37)       0.21        0.06
                                                         ------      ------       -----       -----
  Total from investment operations ...................    (0.02)      (0.03)       0.56        0.30
                                                         ------      ------       -----       -----
Less Distributions:
 Dividends from net investment income ................     0.15        0.34        0.35        0.24
 Distributions from capital gains ....................       --        0.04        0.06          --
                                                         ------      ------       -----       -----
  Total distributions ................................     0.15        0.38        0.41        0.24
                                                         ------      ------       -----       -----
Net asset value, end of period .......................   $ 6.02      $ 6.19       $6.60       $6.45
                                                         ======      ======       =====       =====
Total return                                              (0.23%)     (0.63%)       8.99%      4.86%
Ratios/supplemental data
Net assets, end of period (millions) .................   $  730      $  744       $  761      $ 677
Ratios to average net assets#:
 Expenses ............................................     0.40%       0.03%        0.02%      0.02%
 Net investment income ...............................     5.14%       5.25%        5.39%      5.73%
 Expenses without waivers, assumption of expenses and
 earnings credits ....................................     0.58%       0.50%        0.50%      0.49%
 Net investment income without waivers,
 assumption of expenses and earnings credits .........     4.96%       4.78%        4.91%      5.26%
Portfolio turnover rate ..............................       18%         39%          47%        48%

                                                                     Chase Vista Select
                                                           ------------------------------------------
                                                               Intermediate Tax Free Income Fund
                                                           ------------------------------------------
                                                             9/1/99        Year Ended         1/1/97*
                                                            Through   ---------------------   Through
                                                            2/29/00    8/31/99      8/31/98   8/31/97
                                                           --------    --------     -------  --------
Per share operating performance
Net asset value, beginning of period .................      $10.42      $10.93      $10.85    $10.75
                                                            ------      ------      ------    ------
Income from investment operations:
 Net investment income ...............................        0.24        0.52        0.56      0.39
 Net gain or losses in securities
 (both realized and unrealized) ......................       (0.19)      (0.39)      0.29      0.10
                                                            ------      ------      ------    ------
  Total from investment operations ...................        0.05        0.13        0.85      0.49
                                                            ------      ------      ------    ------
Less Distributions:
 Dividends from net investment income ................        0.24        0.52        0.56      0.39
 Distributions from capital gains ....................        0.06        0.12        0.21        --
                                                            ------      ------      ------    ------
  Total distributions ................................        0.30        0.64        0.77      0.39
                                                            ------      ------      ------    ------
Net asset value, end of period .......................      $10.17      $10.42      $10.93    $10.85
                                                            ======      ======      ======    ======
Total return                                                  0.42%       1.15%       8.08%     4.58%
Ratios/supplemental data
Net assets, end of period (millions) .................      $  701      $  729      $  717    $  631
Ratios to average net assets#:
 Expenses ............................................        0.40%       0.03%       0.02%     0.02%
 Net investment income ...............................        4.64%       4.81%       5.10%     5.40%
 Expenses without waivers, assumption of expenses and
 earnings credits ....................................        0.58%       0.50%       0.50%     0.50%
 Net investment income without waivers,
 assumption of expenses and earnings credits .........        4.46%       4.34%       4.62%     4.92%
Portfolio turnover rate ..............................          31%         62%         71%       60%

* Commencement of operations.
# Short periods have been annualized.

                       See notes to financial statements.

-------------------------------------------------------------------------------
CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (unaudited)

                                                                     Chase Vista Select
                                                        ---------------------------------------------
                                                               New York Intermediate Tax Free
                                                        ---------------------------------------------
                                                         9/1/99          Year Ended          1/1/97*
                                                         Through    ---------------------    Through
                                                         2/29/00     8/31/99     8/31/98     8/31/97
                                                        --------     -------     -------     -------
Per share operating performance
Net asset value, beginning of period .................    $6.91       $7.29       $7.15       $7.09
                                                         -------     -------      ------      ------
Income from investment operations:
 Net investment income ...............................     0.16        0.35        0.37        0.26
 Net gain or losses in securities
 (both realized and unrealized) ......................    (0.12)      (0.31)       0.21        0.06
                                                         -------     -------      ------      ------
  Total from investment operations ...................     0.04        0.04        0.58        0.32
                                                         -------     -------      ------      ------
Less distributions:
 Dividends from net investment income ................     0.16        0.35        0.37        0.26
 Distributions from capital gains ....................       --        0.07        0.07          --
                                                         -------     -------      ------      ------
  Total distributions ................................     0.16        0.42        0.44        0.26
                                                         -------     -------      ------      ------
Net asset value, end of period .......................    $6.79       $6.91       $7.29       $7.15
                                                         =======     =======      ======      ======
Total return .........................................     0.58%       0.38%       8.37%       4.62%
Ratios/supplemental data
Net assets, end of period (millions) .................    $ 284      $  295       $ 283       $ 235
Ratios to average net assets#:
 Expenses ............................................     0.41%       0.04%       0.03%       0.03%
 Net investment income ...............................     4.60%       4.85%       5.08%       5.52%
 Expenses without waivers, assumption of expenses and
 earnings credits ....................................     0.61%       0.53%       0.53%       0.53%
 Net investment income without waivers,
 assumption of expenses and earnings credits .........     4.40%       4.36%       4.58%       5.02%
Portfolio turnover rate ..............................       22%         39%         66%         32%

                                                                     Chase Vista Select
                                                        ---------------------------------------------
                                                               New Jersey Tax Free Income Fund
                                                        ---------------------------------------------
                                                         9/1/99          Year Ended          1/1/97*
                                                         Through    ---------------------    Through
                                                         2/29/00     8/31/99     8/31/98     8/31/97
                                                        --------     -------     -------     -------
Per share operating performance
Net asset value, beginning of period .................    $ 9.61     $10.24      $10.04      $ 9.99
                                                          ------     ------      ------      ------
Income from investment operations:
 Net investment income ...............................      0.23       0.49        0.52        0.37
 Net gain or losses in securities
 (both realized and unrealized) ......................     (0.24)     (0.45)       0.24        0.05
                                                          ------     ------      ------      ------
  Total from investment operations ...................     (0.01)      0.04        0.76        0.42
                                                          ------     ------      ------      ------
Less distributions:
 Dividends from net investment income ................      0.23       0.49        0.52        0.37
 Distributions from capital gains ....................        --       0.18        0.04          --
                                                          ------     ------      ------      ------
  Total distributions ................................      0.23       0.67        0.56        0.37
                                                          ------     ------      ------      ------
Net asset value, end of period .......................    $ 9.37     $ 9.61      $10.24      $10.04
                                                          ======     ======      ======      ======
Total return .........................................     (0.13%)     0.37%       7.82%       4.20%
Ratios/supplemental data
Net assets, end of period (millions) .................    $   64     $   68      $   71      $   64
Ratios to average net assets#:
 Expenses ............................................      0.43%      0.04%       0.02%       0.02%
 Net investment income ...............................      4.82%      4.94%       5.16%       5.52%
 Expenses without waivers, assumption of expenses and
 earnings credits ....................................      0.75%      0.63%       0.63%       0.57%
 Net investment income without waivers,
 assumption of expenses and earnings credits .........      4.50%      4.35%       4.55%       4.97%
Portfolio turnover rate ..............................        20%        24%         60%         14%

* Commencement of operations.
# Short periods have been annualized.

                       See notes to financial statements.

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CHASE VISTA SELECT TAX FREE FUNDS SEMI-ANNUAL REPORT


Investment Adviser, Administrator,
Shareholder and Fund Servicing
Agent and Custodian
The Chase Manhattan Bank


Distributor
Vista Fund Distributors, Inc.


Transfer Agent
DST Systems, Inc.


Legal Counsel
Simpson Thacher & Bartlett


Independent Accountants
PricewaterhouseCoopers LLP

Chase Vista Funds are distributed by Vista Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from Chase Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the Chase Vista Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


(C) The Chase Manhattan Corporation, 2000.  All Rights Reserved.      April 2000


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Chase Vista Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039